UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Balanced Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.1%
CONSUMER DISCRETIONARY 5.2%
Auto Components 1.4%
Delphi Automotive PLC(a)(b)	228,273	$4,757,209
Johnson Controls, Inc.(b)	295,916	9,315,436
Total		14,072,645
Household Durables 0.5%
Newell Rubbermaid, Inc.	362,816	5,551,085
Media 2.3%
Comcast Corp., Class A	485,889	11,015,104
Discovery Communications, Inc., Class A(b)(c)	142,531	5,983,451
Viacom, Inc., Class B	145,594	6,516,788
Total		23,515,343
Multiline Retail 0.6%
Kohl’s Corp.(b)	122,989	6,616,808
Specialty Retail 0.4%
Home Depot, Inc. (The)	93,470	3,665,893
TOTAL CONSUMER DISCRETIONARY		53,421,774
CONSUMER STAPLES 7.3%
Beverages 1.2%
Diageo PLC, ADR(a)	70,231	6,012,476
PepsiCo, Inc.	106,567	6,820,288
Total		12,832,764
Food & Staples Retailing 1.1%
CVS Caremark Corp.	289,266	11,235,091
Food Products 1.5%
Kraft Foods, Inc., Class A	261,182	9,441,729
Unilever NV(a)	184,641	6,298,105
Total		15,739,834
Household Products 1.6%
Procter & Gamble Co. (The)	255,018	16,466,512
Personal Products 0.2%
Herbalife Ltd.(a)	38,539	2,131,207
Tobacco 1.7%
Philip Morris International, Inc.	228,906	17,451,794
TOTAL CONSUMER STAPLES		75,857,202

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.3%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	124,504	$6,799,164
Halliburton Co.	113,728	4,185,190
National Oilwell Varco, Inc.(b)	80,219	5,751,702
Weatherford International Ltd.(a)(c)	439,742	6,666,489
Total		23,402,545
Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	71,015	7,061,732
Chevron Corp.	166,845	17,155,003
ConocoPhillips(b)	114,492	8,165,569
Devon Energy Corp.	101,919	6,671,618
Exxon Mobil Corp.	251,074	20,196,392
Occidental Petroleum Corp.	31,840	3,148,976
Total		62,399,290
TOTAL ENERGY		85,801,835
FINANCIALS 7.2%
Capital Markets 3.1%
BlackRock, Inc.	50,033	8,607,677
Goldman Sachs Group, Inc. (The)	84,961	8,144,361
Invesco Ltd.(a)(b)	337,007	6,824,392
State Street Corp.	201,181	7,976,827
Total		31,553,257
Commercial Banks 0.6%
Wells Fargo & Co.	247,239	6,393,601
Diversified Financial Services 2.0%
Citigroup, Inc.	150,629	4,139,285
JPMorgan Chase & Co.	539,252	16,700,634
Total		20,839,919
Insurance 1.5%
Berkshire Hathaway, Inc., Class B(b)(c)	150,523	11,855,191
MetLife, Inc.	123,947	3,901,852
Total		15,757,043
TOTAL FINANCIALS		74,543,820

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 8.9%
Biotechnology 0.6%
Celgene Corp.(c)	96,143	$6,064,700
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	102,864	5,313,954
CareFusion Corp.(c)	109,679	2,717,846
Covidien PLC(a)	142,095	6,472,427
Total		14,504,227
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	139,587	5,926,864
CIGNA Corp.	149,486	6,611,766
Express Scripts, Inc.(c)	109,946	5,019,035
Medco Health Solutions, Inc.(c)	59,048	3,346,250
WellPoint, Inc.	106,382	7,505,250
Total		28,409,165
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.(c)	60,090	2,839,252
Pharmaceuticals 3.9%
Abbott Laboratories(b)	116,930	6,378,532
Johnson & Johnson	225,284	14,580,381
Pfizer, Inc.	707,930	14,208,155
Teva Pharmaceutical Industries Ltd., ADR(a)	137,304	5,438,611
Total		40,605,679
TOTAL HEALTH CARE		92,423,023
INDUSTRIALS 6.7%
Aerospace & Defense 1.8%
Honeywell International, Inc.	195,689	10,596,559
United Technologies Corp.	113,065	8,660,779
Total		19,257,338
Air Freight & Logistics 0.4%
FedEx Corp.	48,178	4,002,628
Industrial Conglomerates 3.0%
General Electric Co.	974,744	15,508,177
Tyco International Ltd.(a)	324,228	15,549,975
Total		31,058,152

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.0%
Nielsen Holdings NV(a)(c)	352,410	$10,237,511
Road & Rail 0.5%
Union Pacific Corp.(b)	47,005	4,860,787
TOTAL INDUSTRIALS		69,416,416
INFORMATION TECHNOLOGY 15.0%
Communications Equipment 1.1%
QUALCOMM, Inc.	210,511	11,536,003
Computers & Peripherals 3.9%
Apple, Inc.(c)	81,682	31,218,860
EMC Corp.(c)	376,573	8,664,945
Total		39,883,805
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.(b)	345,311	4,582,277
Internet Software & Services 3.2%
eBay, Inc.(c)	482,242	14,269,541
Google, Inc., Class A(c)	31,797	19,058,804
Total		33,328,345
IT Services 3.5%
International Business Machines Corp.	97,671	18,362,148
Mastercard, Inc., Class A	47,477	17,782,510
Total		36,144,658
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.	171,054	5,962,942
Lam Research Corp.(c)	41,856	1,706,469
Total		7,669,411
Software 2.1%
Electronic Arts, Inc.(c)	222,951	5,170,234
Microsoft Corp.	166,373	4,255,821
Oracle Corp.	298,297	9,351,611
Rovi Corp.(c)	117,952	3,273,168
Total		22,050,834
TOTAL INFORMATION TECHNOLOGY		155,195,333

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.6%
Chemicals 1.6%
Air Products & Chemicals, Inc.	37,687	$3,156,286
Celanese Corp., Class A	130,780	6,079,962
EI du Pont de Nemours & Co.	71,610	3,417,229
Monsanto Co.	36,066	2,649,048
Potash Corp. of Saskatchewan, Inc.(a)	29,598	1,282,778
Total		16,585,303
TOTAL MATERIALS		16,585,303
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR(a)(b)	224,891	6,105,791
TOTAL TELECOMMUNICATION SERVICES		6,105,791
UTILITIES 0.3%
Electric Utilities 0.3%
Exelon Corp.(b)	70,493	3,123,545
TOTAL UTILITIES		3,123,545
Total Common Stocks (Cost: $561,110,252)		$632,474,042

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.7%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(b)(d)
04/01/18	11.000%	$198,000	$189,090
Huntington Ingalls Industries, Inc.(d)
03/15/18	6.875%	104,000	101,920
03/15/21	7.125%	80,000	78,400
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	213,000	214,597
L-3 Communications Corp.
02/15/21	4.950%	950,000	924,626
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	27,000	27,473
Oshkosh Corp.
03/01/17	8.250%	25,000	25,188
03/01/20	8.500%	93,000	93,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Aerospace & Defense (continued)
TransDigm, Inc.
12/15/18	7.750%	$67,000	$69,010
Total			1,723,769
Automotive 0.1%
Allison Transmission, Inc.(d)
05/15/19	7.125%	88,000	83,600
Chrysler Group LLC/Co-Issuer, Inc.(b)(d)
Senior Secured
06/15/19	8.000%	96,000	81,840
Chrysler Group LLC/Co-Issuer, Inc.(d)
Senior Secured
06/15/21	8.250%	91,000	77,122
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	58,000	57,420
02/15/21	6.750%	117,000	115,830
Delphi Corp.(d)
05/15/19	5.875%	95,000	95,000
05/15/21	6.125%	19,000	19,000
Lear Corp.
03/15/18	7.875%	84,000	89,880
03/15/20	8.125%	43,000	46,333
Visteon Corp.(d)
04/15/19	6.750%	236,000	227,150
Total			893,175
Banking 2.2%
BB&T Corp. Senior Unsecured(e)
04/28/14	1.125%	1,300,000	1,298,903
BNP Paribas SA Bank Guaranteed(a)
02/23/16	3.600%	1,350,000	1,266,444
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	840,000	744,089
Barclays Bank PLC Senior Unsecured(a)
05/22/19	6.750%	1,050,000	1,118,204
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,600,000	1,844,365
Capital One Financial Corp. Senior Unsecured
06/01/15	5.500%	911,000	976,412
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,550,000	1,614,695
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,050,000	1,043,554

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
HSBC Holdings PLC Senior Unsecured(a)
04/05/21	5.100%	$1,500,000	$1,549,396
ING Bank NV Senior Unsecured(a)(d)(e)
06/09/14	1.737%	1,400,000	1,332,338
KeyCorp Senior Unsecured
08/13/15	3.750%	1,100,000	1,124,429
Lloyds Banking Group PLC(a)(d)(e)
11/29/49	6.267%	81,000	42,930
Lloyds TSB Bank PLC Bank Guaranteed(a)
01/21/21	6.375%	1,300,000	1,287,059
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	675,000	638,793
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,400,000	1,317,582
Royal Bank of Scotland PLC (The) Bank Guaranteed(a)
01/11/21	6.125%	1,225,000	1,208,565
Santander U.S. Debt SAU(a)(b)(d)
Bank Guaranteed
10/07/15	3.781%	800,000	735,920
Santander U.S. Debt SAU(a)(d)
Bank Guaranteed
10/07/13	2.991%	500,000	474,113
U.S. Bank Subordinated Notes(e)
04/29/20	3.778%	1,550,000	1,600,375
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,500,000	1,583,583
Total			22,801,749
Brokerage —%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	30,000	29,850
Senior Unsecured PIK
11/30/17	12.500%	59,000	66,670
Nuveen Investments, Inc.
11/15/15	10.500%	21,000	20,055
Total			116,575
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(d)
05/01/21	6.750%	200,000	199,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Euramax International, Inc. Senior Secured(d)
04/01/16	9.500%	$50,000	$40,125
Gibraltar Industries, Inc.(e)
12/01/15	8.000%	99,000	97,515
Interface, Inc.
12/01/18	7.625%	80,000	83,200
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	86,000	82,345
Nortek, Inc.(d)
12/01/18	10.000%	10,000	9,300
04/15/21	8.500%	55,000	45,237
Total			556,722
Chemicals 0.2%
CF Industries, Inc.
05/01/18	6.875%	28,000	32,095
05/01/20	7.125%	58,000	68,295
Celanese U.S. Holdings LLC
06/15/21	5.875%	4,000	4,070
Dow Chemical Co. (The) Senior Unsecured
11/15/41	5.250%	800,000	779,705
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	21,000	16,485
Senior Secured
02/01/18	8.875%	141,000	127,253
Ineos Finance PLC Senior Secured(a)(d)
05/15/15	9.000%	122,000	121,085
JM Huber Corp. Senior Unsecured(d)
11/01/19	9.875%	80,000	81,000
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	170,000	173,400
MacDermid, Inc.(d)
04/15/17	9.500%	84,000	80,430
Momentive Performance Materials, Inc.
06/15/14	12.500%	48,000	50,400
Nalco Co.(d)
01/15/19	6.625%	119,000	132,982
Nova Chemicals Corp.(a)
Senior Unsecured
11/01/16	8.375%	53,000	57,240
11/01/19	8.625%	55,000	59,950
Polypore International, Inc.
11/15/17	7.500%	114,000	116,850
Total			1,901,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 0.1%
CNH Capital LLC(d)
11/01/16	6.250%	$112,000	$111,720
Case New Holland, Inc.
12/01/17	7.875%	151,000	165,345
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	87,870
Manitowoc Co., Inc. (The)
11/01/20	8.500%	80,000	81,600
Neff Rental LLC/Finance Corp. Secured(d)
05/15/16	9.625%	84,000	74,340
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	38,000	36,100
RSC Equipment Rental, Inc./Holdings III LLC(b)
11/15/19	10.250%	25,000	26,250
RSC Equipment Rental, Inc./Holdings III LLC(d)
Senior Secured
07/15/17	10.000%	35,000	37,975
United Rentals North America, Inc.
06/15/16	10.875%	9,000	9,990
12/15/19	9.250%	162,000	174,150
Xerium Technologies, Inc.(d)
06/15/18	8.875%	50,000	43,000
Total			848,340
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(d)
07/01/18	12.125%	71,000	67,982
West Corp.
10/01/18	8.625%	33,000	32,918
Total			100,900
Consumer Products —%
Central Garden and Pet Co.
03/01/18	8.250%	74,000	71,780
Jarden Corp.
05/01/16	8.000%	77,000	83,160
01/15/20	7.500%	53,000	56,577
Spectrum Brands Holdings, Inc.
Senior Secured
06/15/18	9.500%	36,000	39,150
06/15/18	9.500%	176,000	191,400
Visant Corp.
10/01/17	10.000%	44,000	40,480
Total			482,547
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes(d)
03/15/18	8.125%	89,000	93,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
CPM Holdings, Inc. Senior Secured(e)
09/01/14	10.625%	$55,000	$58,506
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	235,000	274,320
Tomkins LLC/Inc. Secured
10/01/18	9.000%	136,000	146,880
Tyco International Ltd./Finance SA(a)
12/15/19	7.000%	790,000	969,013
WireCo WorldGroup, Inc.(d)(e)
05/15/17	9.750%	120,000	122,400
Total			1,664,124
Electric 0.8%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	65,000	70,281
AES Corp. (The)(d)
Senior Unsecured
07/01/21	7.375%	116,000	120,930
Atlantic Power Corp.(a)(d)
11/15/18	9.000%	62,000	60,917
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	50,000	53,845
Calpine Corp. Senior Secured(d)
02/15/21	7.500%	275,000	280,500
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	900,000	1,072,785
DPL, Inc.(d)
Senior Unsecured
10/15/16	6.500%	38,000	39,425
10/15/21	7.250%	57,000	59,992
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	600,000	685,722
04/15/33	6.375%	340,000	402,811
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	435,000	496,449
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	86,000	53,965
Energy Future Holdings Corp. Senior Secured(e)
01/15/20	10.000%	59,000	60,475
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	39,000	40,170

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	$36,000	$36,360
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	700,000	839,806
KCP&L Greater Missouri Operations Co. Senior Unsecured(e)
07/01/12	11.875%	125,000	132,280
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	51,405	51,534
Nevada Power Co.
08/01/18	6.500%	860,000	1,030,694
Ohio Edison Co.
Senior Unsecured
05/01/15	5.450%	110,000	120,891
07/15/36	6.875%	600,000	706,682
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	825,000	972,957
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	650,000	905,131
Total			8,294,602
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%	46,000	46,460
Cinemark U.S.A., Inc
06/15/21	7.375%	14,000	13,965
Regal Cinemas Corp.
07/15/19	8.625%	25,000	26,438
Speedway Motorsports, Inc.
06/01/16	8.750%	125,000	135,937
02/01/19	6.750%	6,000	5,970
Vail Resorts, Inc.(d)
05/01/19	6.500%	6,000	6,000
Total			234,770
Environmental —%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	20,000	21,100

Food and Beverage 0.3%
ARAMARK Holdings Corp. Senior Unsecured PIK(d)
05/01/16	8.625%	22,000	22,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Anheuser-Busch InBev Worldwide, Inc.(a)(e)
07/14/14	0.761%	$1,000,000	$996,359
Bacardi Ltd.(a)(d)
04/01/14	7.450%	95,000	107,551
Cott Beverages, Inc.
11/15/17	8.375%	20,000	21,350
09/01/18	8.125%	9,000	9,630
Darling International, Inc.
12/15/18	8.500%	5,000	5,500
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	550,000	635,224
02/10/20	5.375%	410,000	455,320
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	28,000	28,630
SABMiller PLC Senior Unsecured(a)(d)
01/15/14	5.700%	810,000	880,633
Total			3,162,527
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Secured
04/15/18	12.750%	88,000	65,340
Senior Secured
06/01/17	11.250%	128,000	133,120
MGM Resorts International
Senior Secured
03/15/20	9.000%	130,000	141,050
Senior Unsecured
03/01/18	11.375%	93,000	100,207
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	8,000	8,600
Pinnacle Entertainment, Inc.
06/15/15	7.500%	11,000	10,670
ROC Finance LLC/Corp. Secured(d)
09/01/18	12.125%	77,000	80,850
Seminole Indian Tribe of Florida(d)
10/01/17	7.750%	65,000	66,950
Senior Secured
10/01/20	6.535%	51,000	49,380
Seneca Gaming Corp.(d)
12/01/18	8.250%	63,000	60,480
Shingle Springs Tribal Gaming Authority Senior Notes(d)
06/15/15	9.375%	18,000	9,990
Tunica-Biloxi Gaming Authority Senior Unsecured(d)
11/15/15	9.000%	26,000	26,130
Total			752,767

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors 0.2%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	$425,000	$504,062
Sempra Energy Senior Unsecured
06/01/16	6.500%	905,000	1,053,460
Total			1,557,522
Gas Pipelines 0.5%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	25,000	25,000
El Paso Corp.
Senior Unsecured
06/15/14	6.875%	35,000	38,498
06/01/18	7.250%	5,000	5,475
09/15/20	6.500%	155,000	167,400
01/15/32	7.750%	81,000	92,947
Enterprise Products Operating LLC
02/01/41	5.950%	750,000	811,098
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	113,000	114,130
Nisource Finance Corp.
09/15/17	5.250%	1,080,000	1,186,686
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	119,000	130,305
12/01/18	6.875%	37,000	38,573
07/15/21	6.500%	97,000	99,910
Southern Natural Gas Co. Senior Unsecured(d)
04/01/17	5.900%	975,000	1,112,879
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	168,000	169,680
TransCanada PipeLines Ltd.(a)(e)
05/15/67	6.350%	245,000	244,722
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	870,000	1,022,444
Total			5,259,747
Health Care 0.5%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	9,000	9,225
AMGH Merger Sub, Inc. Senior Secured(d)
11/01/18	9.250%	62,000	61,380
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	10,516	10,490

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	$92,000	$94,760
Biomet, Inc.
10/15/17	10.000%	59,000	63,573
CHS/Community Health Systems, Inc.
11/15/19	8.000%	86,000	83,420
CHS/Community Health Systems, Inc.(b)
07/15/15	8.875%	84,000	86,310
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	1,050,000	1,117,342
ConvaTec Healthcare E SA Senior Unsecured(a)(d)
12/15/18	10.500%	157,000	141,692
Emdeon, Inc.(d)
12/31/19	11.000%	84,000	86,520
Express Scripts, Inc.
06/15/14	6.250%	1,032,000	1,127,110
Fresenius Medical Care U.S. Finance, Inc.(b)(d)
09/15/18	6.500%	76,000	78,850
Fresenius Medical Care U.S. Finance, Inc.(d)
02/15/21	5.750%	62,000	60,760
HCA, Inc.
02/15/22	7.500%	110,000	108,350
Senior Secured
02/15/20	6.500%	110,000	109,450
02/15/20	7.875%	119,000	125,247
09/15/20	7.250%	235,000	241,462
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	107,000	107,134
Health Management Associates, Inc. Senior Unsecured
01/15/20	7.375%	138,000	138,862
Healthsouth Corp.
02/15/20	8.125%	69,000	67,793
Healthsouth Corp.(b)
09/15/22	7.750%	5,000	4,850
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	845,773
InVentiv Health, Inc.(d)
08/15/18	10.000%	107,000	101,382
Senior Notes
08/15/18	10.000%	40,000	37,900
LifePoint Hospitals, Inc.
10/01/20	6.625%	8,000	8,160
Multiplan, Inc.(d)
09/01/18	9.875%	139,000	139,695
Omnicare, Inc.
06/01/20	7.750%	53,000	55,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Radnet Management, Inc.
04/01/18	10.375%	$32,000	$28,320
Rural/Metro Corp. Senior Unsecured(d)
07/15/19	10.125%	44,000	41,360
STHI Holding Corp. Secured(d)
03/15/18	8.000%	46,000	46,575
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	30,000	32,700
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	183,000	173,850
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/19	7.750%	5,000	4,663
Total			5,440,608
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
11/15/16	2.750%	1,000,000	987,942
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(d)
05/15/19	8.625%	115,000	105,225
Independent Energy 0.7%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,030,000	1,151,898
Antero Resources Finance Corp.(d)
08/01/19	7.250%	4,000	4,000
Berry Petroleum Co.
Senior Subordinated Notes
11/01/16	8.250%	5,000	5,150
Senior Unsecured
11/01/20	6.750%	25,000	24,938
Canadian Natural Resources Ltd. Senior Unsecured(a)
05/15/17	5.700%	1,000,000	1,163,363
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	205,000	203,462
Carrizo Oil & Gas, Inc.(d)
10/15/18	8.625%	8,000	7,880
Chaparral Energy, Inc.
10/01/20	9.875%	35,000	37,450
09/01/21	8.250%	112,000	110,320
Chesapeake Energy Corp.
08/15/20	6.625%	225,000	234,000
11/15/20	6.875%	76,000	79,800
02/15/21	6.125%	117,000	117,292

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Comstock Resources, Inc.
10/15/17	8.375%	$1,000	$980
Concho Resources, Inc.
10/01/17	8.625%	83,000	89,847
01/15/21	7.000%	165,000	171,600
01/15/22	6.500%	19,000	19,380
Continental Resources, Inc.
10/01/19	8.250%	1,000	1,105
04/01/21	7.125%	113,000	120,910
Denbury Resources, Inc.
03/01/16	9.750%	76,000	83,790
Encana Corp. Senior Unsecured
11/15/21	3.900%	900,000	880,364
Goodrich Petroleum Corp.(d)
03/15/19	8.875%	58,000	56,840
Hilcorp Energy I LP/Finance Co. Senior Notes(d)
02/15/20	8.000%	44,000	46,310
Kodiak Oil & Gas Corp. Senior Notes(a)
12/01/19	8.125%	174,000	176,610
Laredo Petroleum, Inc.(d)
02/15/19	9.500%	197,000	204,141
MEG Energy Corp.(a)(d)
03/15/21	6.500%	117,000	117,585
Nexen, Inc. Senior Unsecured(a)
03/10/35	5.875%	850,000	818,948
Oasis Petroleum, Inc.
11/01/21	6.500%	104,000	101,140
Oasis Petroleum, Inc.(d)
02/01/19	7.250%	109,000	110,635
Petrohawk Energy Corp.
08/15/18	7.250%	78,000	87,360
06/01/19	6.250%	23,000	25,185
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	113,000	119,780
Range Resources Corp.
05/01/18	7.250%	1,000	1,068
05/15/19	8.000%	45,000	49,950
08/01/20	6.750%	20,000	21,700
06/01/21	5.750%	98,000	104,615
SM Energy Co. Senior Unsecured
11/15/21	6.500%	43,000	43,000
WPX Energy, Inc. Senior Unsecured(d)
01/15/22	6.000%	73,000	71,723
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd.(a)(d)
11/10/14	4.500%	$840,000	$884,474
Total			7,553,768
Integrated Energy 0.1%
Petro-Canada Senior Unsecured(a)
05/15/18	6.050%	935,000	1,096,773
Life Insurance 0.3%
ING Groep NV(a)(e)
12/29/49	5.775%	207,000	138,690
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	701,979
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	1,010,000	1,177,513
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	950,000	1,029,244
Total			3,047,426
Lodging —%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
12/01/19	7.150%	30,000	34,050
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	20,000	21,742
Total			55,792
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	57,000	57,356
04/30/20	8.125%	79,000	82,950
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	32,000	35,680
CSC Holdings LLC(b)
Senior Unsecured
02/15/18	7.875%	35,000	38,150
CSC Holdings LLC(d)
Senior Unsecured
11/15/21	6.750%	40,000	40,200
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(d)
11/15/17	8.625%	159,000	161,783
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	975,000	1,011,452
DISH DBS Corp.
02/01/16	7.125%	52,000	53,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
09/01/19	7.875%	$152,000	$161,120
Insight Communications Co., Inc. Senior Unsecured(d)
07/15/18	9.375%	15,000	17,025
Quebecor Media, Inc. Senior Unsecured(a)
03/15/16	7.750%	235,000	238,525
Videotron Ltee(a)
04/15/18	9.125%	36,000	39,510
Total			1,937,181
Media Non-Cable 0.5%
AMC Networks, Inc.(d)
07/15/21	7.750%	90,000	95,175
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	64,000	52,800
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	88,000	92,620
Cumulus Media, Inc.(b)(d)
05/01/19	7.750%	28,000	24,080
EH Holding Corp.(d)
06/15/21	7.625%	158,000	155,235
Senior Secured
06/15/19	6.500%	43,000	42,033
Intelsat Jackson Holdings SA(a)
06/15/16	11.250%	119,000	123,760
Intelsat Jackson Holdings SA(a)(d)
10/15/20	7.250%	170,000	164,050
Intelsat Luxembourg SA PIK(a)
02/04/17	11.500%	64,000	58,720
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	1,100,000	1,198,415
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	92,000	91,195
News America, Inc.(b)
03/15/33	6.550%	1,150,000	1,232,234
Nielsen Finance LLC/Co.
10/15/18	7.750%	179,000	189,292
Salem Communications Corp. Secured
12/15/16	9.625%	80,000	83,600
Sinclair Television Group, Inc. Secured(d)
11/01/17	9.250%	128,000	136,320
TCM Sub LLC(d)
01/15/15	3.550%	1,140,000	1,196,609

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Univision Communications, Inc.(b)(d)
05/15/21	8.500%	$73,000	$61,320
Univision Communications, Inc.(d)
Senior Secured
11/01/20	7.875%	114,000	108,015
XM Satellite Radio, Inc.(d)
11/01/18	7.625%	168,000	171,360
Total			5,276,833
Metals 0.3%
Alpha Natural Resources, Inc.
06/01/19	6.000%	107,000	102,185
06/01/21	6.250%	39,000	37,050
ArcelorMittal Senior Unsecured(a)(b)
03/01/21	5.500%	1,000,000	882,279
Arch Coal, Inc.(d)
06/15/19	7.000%	149,000	146,020
06/15/21	7.250%	67,000	64,823
Calcipar SA Senior Secured(a)(d)
05/01/18	6.875%	130,000	117,162
Consol Energy, Inc.
04/01/17	8.000%	15,000	15,975
04/01/20	8.250%	143,000	153,725
FMG Resources August 2006 Proprietary Ltd.(a)(b)(d)
02/01/18	6.875%	70,000	64,225
FMG Resources August 2006 Proprietary Ltd.(a)(d)
11/01/15	7.000%	163,000	157,295
02/01/16	6.375%	113,000	106,220
Senior Notes
11/01/19	8.250%	119,000	115,727
JMC Steel Group Senior Notes(d)
03/15/18	8.250%	60,000	56,400
Novelis, Inc.(a)
12/15/17	8.375%	45,000	46,800
12/15/20	8.750%	76,000	80,180
Peabody Energy Corp.
Senior Notes
11/15/21	6.250%	71,000	71,533
Senior Unsecured
11/15/18	6.000%	106,000	105,867
Rain CII Carbon LLC/Corp. Senior Secured(d)
12/01/18	8.000%	72,000	70,200
Vale Overseas Ltd.(a)
01/23/17	6.250%	795,000	879,008
Total			3,272,674
Non-Captive Consumer —%
SLM Corp.
Senior Notes
01/25/16	6.250%	50,000	47,543

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
Senior Unsecured
03/25/20	8.000%	$118,000	$115,345
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	127,000	86,360
Total			249,248
Non-Captive Diversified 0.5%
Ally Financial, Inc.
12/01/17	6.250%	25,000	22,972
03/15/20	8.000%	368,000	362,940
09/15/20	7.500%	71,000	68,604
CIT Group, Inc.
Secured
05/01/17	7.000%	193,000	191,070
CIT Group, Inc.(b)(d)
Secured
04/01/18	6.625%	45,000	45,225
CIT Group, Inc.(d)
Secured
05/02/16	7.000%	95,000	93,812
05/02/17	7.000%	232,000	228,520
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	176,000	205,012
Ford Motor Credit Co. LLC(b)
Senior Unsecured
02/01/21	5.750%	403,000	411,009
General Electric Capital Corp. Senior Unsecured(e)
09/15/14	0.607%	3,500,000	3,343,291
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	81,000
05/15/19	6.250%	121,000	107,605
12/15/20	8.250%	208,000	206,960
International Lease Finance Corp.(e)
Senior Unsecured
03/15/17	8.750%	22,000	22,165
Total			5,390,185
Oil Field Services 0.1%
Green Field Energy Services, Inc. Senior Secured
11/15/16	13.000%	99,000	99,990
Offshore Group Investments Ltd. Senior Secured(a)
08/01/15	11.500%	197,000	211,282
Trinidad Drilling Ltd. Senior Unsecured(a)(d)
01/15/19	7.875%	30,000	30,596
Weatherford International Ltd.(a)
03/15/13	5.150%	5,000	5,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International, Inc.
06/15/37	6.800%	$935,000	$1,013,761
Total			1,360,839
Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	55,000	56,650
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured(a)(d)
10/15/17	7.375%	131,000	132,965
Ball Corp.
09/01/19	7.375%	35,000	37,975
09/15/20	6.750%	40,000	42,600
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	49,000	50,837
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	36,000	37,440
08/01/19	7.750%	55,000	58,575
Reynolds Group Issuer, Inc./LLC(d)
02/15/21	8.250%	23,000	19,435
Senior Secured
04/15/19	7.125%	19,000	18,573
08/15/19	7.875%	172,000	172,860
02/15/21	6.875%	205,000	194,750
Senior Unsecured
08/15/19	9.875%	131,000	119,865
Reynolds Group Issuer, Inc./LLC(d)(e)
Senior Secured
10/15/16	8.750%	18,000	18,585
Total			904,460
Paper —%
Cascades, Inc.(a)
12/15/17	7.750%	73,000	70,993
01/15/20	7.875%	40,000	38,400
Graphic Packaging International, Inc.
06/15/17	9.500%	135,000	147,150
10/01/18	7.875%	24,000	25,440
Verso Paper Holdings LLC/Inc. Secured(b)
02/01/19	8.750%	102,000	66,300
Total			348,283
Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc.(d)
01/15/22	7.250%	29,000	29,798
Grifols, Inc. Senior Secured(d)
02/01/18	8.250%	135,000	139,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(f)
12/01/19	9.500%	$30,000	$30,150
Mylan, Inc.(d)
11/15/18	6.000%	75,000	74,812
Roche Holdings, Inc.(d)
03/01/19	6.000%	1,000,000	1,210,500
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	37,000	36,167
Total			1,520,477
Property & Casualty 0.5%
Berkshire Hathaway, Inc. Senior Unsecured(e)
08/15/14	1.157%	1,250,000	1,256,729
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	833,000	907,589
Liberty Mutual Group, Inc.(d)
06/01/21	5.000%	950,000	900,437
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	750,000	827,445
Travelers Companies, Inc. (The) Senior Unsecured
05/15/18	5.800%	1,000,000	1,158,503
Total			5,050,703
Railroads 0.1%
CSX Corp. Senior Unsecured
10/30/20	3.700%	555,000	559,602
Canadian Pacific Railway Co. Senior Unsecured(a)
03/15/23	4.450%	840,000	820,288
Total			1,379,890
Refining —%
United Refining Co. Senior Secured
02/28/18	10.500%	50,000	47,125
REITs 0.3%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	650,000	755,961
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	775,000	771,813

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	$955,000	$1,172,164
Total			2,699,938
Retailers 0.2%

Burlington Coat Factory Warehouse Corp.(b)(d)
02/15/19	10.000%	41,000	39,463
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	665,000	768,046
CVS Pass-Through Trust Pass-Through Certificates(d)
01/10/32	7.507%	337,996	384,160
Limited Brands, Inc.
04/01/21	6.625%	113,000	117,802
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	810,353
Michaels Stores, Inc.
11/01/16	11.375%	10,000	10,500
Needle Merger Sub Corp. Senior Unsecured(d)
03/15/19	8.125%	27,000	24,840
QVC, Inc.(d)
Senior Secured
10/01/19	7.500%	54,000	57,510
10/15/20	7.375%	96,000	101,760
Rite Aid Corp.(b)
06/15/17	9.500%	23,000	20,125
Senior Secured
08/15/20	8.000%	104,000	112,320
Sally Holdings LLC/Capital, Inc.(b)
11/15/19	6.875%	31,000	31,233
Toys R Us, Inc. Senior Unsecured
04/15/13	7.875%	20,000	20,125
Total			2,498,237
Supermarkets 0.1%

Kroger Co. (The)
07/15/40	5.400%	800,000	843,090
Technology 0.4%

Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	5,000	4,613
Amkor Technology, Inc.(b)
Senior Unsecured
05/01/18	7.375%	201,000	199,995

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	$57,000	$59,280
01/15/20	6.875%	27,000	28,620
CDW LLC/Finance Corp.(d)
04/01/19	8.500%	112,000	106,120
CDW LLC/Finance Corp.(d)(e)
Senior Secured
12/15/18	8.250%	99,000	100,980
Cardtronics, Inc.
09/01/18	8.250%	118,000	127,440
CommScope, Inc.(d)
01/15/19	8.250%	56,000	54,040
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	25,000	25,500
First Data Corp.(b)
PIK
09/24/15	10.550%	17,000	15,470
First Data Corp.(d)
01/15/21	12.625%	167,000	137,775
Senior Secured
06/15/19	7.375%	57,000	53,010
08/15/20	8.875%	78,000	78,000
Freescale Semiconductor, Inc. Senior Secured(d)
04/15/18	9.250%	78,000	81,315
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,050,000	1,068,020
Interactive Data Corp.
08/01/18	10.250%	111,000	118,770
NXP BV/Funding LLC Senior Secured(a)(d)
08/01/18	9.750%	167,000	183,282
Oracle Corp. Senior Unsecured
04/15/38	6.500%	1,150,000	1,504,601
iGate Corp.(d)
05/01/16	9.000%	90,000	89,775
Total			4,036,606
Transportation Services 0.1%
AE Escrow Corp.(d)
03/15/20	9.750%	75,000	75,000
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	30,000	28,875
ERAC U.S.A. Finance LLC(d)
10/15/37	7.000%	760,000	869,785
Hertz Corp. (The)
10/15/18	7.500%	112,000	112,280
01/15/21	7.375%	36,000	35,640
Total			1,121,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 0.4%

America Movil SAB de CV(a)
11/15/17	5.625%	$570,000	$645,791
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(d)
05/01/17	7.750%	75,000	80,812
Cricket Communications, Inc.
10/15/20	7.750%	94,000	73,790
Senior Secured
05/15/16	7.750%	136,000	135,660
MetroPCS Wireless, Inc.
09/01/18	7.875%	130,000	124,150
11/15/20	6.625%	12,000	10,470
NII Capital Corp.
08/15/16	10.000%	7,000	7,945
Nextel Communications, Inc.
08/01/15	7.375%	73,000	64,240
Rogers Communications, Inc.(a)
08/15/18	6.800%	860,000	1,039,592
SBA Telecommunications, Inc.
08/15/19	8.250%	167,000	179,734
Sprint Capital Corp.
11/15/28	6.875%	25,000	17,438
Sprint Nextel Corp.
11/15/18	9.000%	411,000	415,110
Senior Unsecured
08/15/17	8.375%	41,000	35,158
11/15/21	11.500%	71,000	67,450
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,000,000	983,931
Wind Acquisition Finance SA(a)(d)
Secured
07/15/17	11.750%	91,000	78,487
Senior Secured
02/15/18	7.250%	156,000	132,600
Total			4,092,358
Wirelines 1.0%

AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,125,000	1,355,492
Cincinnati Bell, Inc.
10/15/17	8.250%	31,000	30,070
Cincinnati Bell, Inc.(b)
10/15/20	8.375%	37,000	35,983
Deutsche Telekom International Finance BV(a)
03/23/16	5.750%	985,000	1,087,020
Embarq Corp. Senior Unsecured
06/01/36	7.995%	950,000	955,383

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
France Telecom SA Senior Unsecured(a)(b)
09/14/16	2.750%	$1,400,000	$1,375,072
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	26,000	25,805
04/15/17	8.250%	23,000	22,396
03/15/19	7.125%	48,000	43,200
04/15/20	8.500%	78,000	74,100
04/15/22	8.750%	32,000	29,920
Integra Telecom Holdings, Inc. Senior Secured(d)
04/15/16	10.750%	24,000	21,240
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	68,000	70,380
Level 3 Financing, Inc.
02/15/17	8.750%	81,000	80,595
02/01/18	10.000%	25,000	25,625
04/01/19	9.375%	61,000	61,610
Level 3 Financing, Inc.(d)
Senior Unsecured
07/01/19	8.125%	25,000	23,625
PAETEC Holding Corp.
12/01/18	9.875%	143,000	154,797
Senior Secured
06/30/17	8.875%	87,000	93,960
Qwest Communications International, Inc.
04/01/18	7.125%	139,000	142,127
Telecom Italia Capital SA(a)
07/18/36	7.200%	1,300,000	1,028,070
Telefonica Emisiones SAU(a)
01/15/15	4.949%	1,410,000	1,391,772
Tw telecom holdings, inc.
03/01/18	8.000%	102,000	107,100
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,645,000	1,920,817
Windstream Corp.
11/01/17	7.875%	81,000	84,645
Windstream Corp.(b)
09/01/18	8.125%	25,000	25,500
Total			10,266,304
Total Corporate Bonds & Notes (Cost: $120,155,555)			$121,012,371

Convertible Bonds —%
Health Care —%

Kinetic Concepts/KCI U.S.A., Inc. Secured
11/01/18	10.500%	26,000	24,960

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Total Convertible Bonds (Cost: $25,480)			$24,960

Residential Mortgage-Backed Securities - Agency 14.3%
Federal Home Loan Mortgage Corp.(e)(g)
08/01/36	2.467%	$64,954	$68,699
12/01/36	6.070%	57,215	61,968
Federal Home Loan Mortgage Corp.(f)(g)
12/01/41	3.500%	23,775,000	24,202,208
12/01/41	4.000%	13,475,000	14,016,105
Federal Home Loan Mortgage Corp.(g)
03/01/17- 10/01/39	6.000%	8,710,419	9,546,141
12/01/17- 05/01/40	5.500%	11,267,447	12,177,564
08/01/18- 05/01/41	5.000%	17,028,613	18,234,594
06/01/32- 07/01/32	7.000%	966,941	1,109,402
08/01/32- 03/01/38	6.500%	230,680	258,171
05/01/39- 06/01/41	4.500%	23,970,529	25,266,415
CMO Series 1614 Class MZ
11/15/23	6.500%	46,980	52,908
CMO Series 2735 Class OG
08/15/32	5.000%	339,338	355,819
CMO Series 2872 Class GD
05/15/33	5.000%	700,000	750,144
CMO Series 3774 Class AB
12/15/20	3.500%	432,174	459,751
CMO Series 3792 Class QC
06/15/39	2.500%	572,259	596,234
CMO Series 3832 Class AC
10/15/18	3.000%	483,632	504,010
CMO Series 3838 Class AB
11/15/18	3.000%	1,071,400	1,103,824
CMO Series 3840 Class AU
05/15/37	3.500%	1,476,396	1,544,157
Federal National Mortgage Association(e)(g)
08/01/34	5.476%	182,533	195,325
04/01/36	1.931%	67,139	70,411
08/01/36	4.118%	53,342	55,552
Federal National Mortgage Association(f)(g)
12/01/41	3.500%	1,350,000	1,376,789
12/01/41	4.000%	8,625,000	8,987,519
Federal National Mortgage Association(g)
03/01/17- 08/01/37	6.500%	2,154,116	2,429,052
09/01/17- 11/01/32	6.000%	1,229,424	1,347,303
04/01/18- 05/01/40	4.500%	1,857,249	1,972,644

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/18- 02/01/38	5.500%	$5,862,447	$6,383,062
12/01/20- 06/01/40	5.000%	5,491,584	5,916,754
01/01/25	4.000%	1,140,462	1,198,236
06/01/31- 08/01/32	7.000%	671,913	775,907
CMO Series 2009-14 Class PC
03/25/24	4.000%	508,828	538,139
CMO Series 2011-3 Class EK
05/25/20	2.750%	771,888	799,424
CMO Series 2011-38 Class AH
05/25/20	2.750%	1,047,649	1,081,111
Federal National Mortgage Association(g)(h)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	859,342	145,430
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	209,582	16,349
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	67,396	2,187
Federal National Mortgage Association(g)(i)
10/01/40	4.500%	1,866,247	1,975,347
Government National Mortgage Association(g)
10/15/31- 05/15/32	7.000%	140,766	163,699
10/15/33	5.500%	586,428	659,254
02/15/34	5.000%	635,336	703,351
12/15/37	6.000%	245,796	277,091
02/15/39	4.500%	80,439	87,710
CMO Series 2009-100 Class AP
05/16/39	4.000%	190,121	200,625
Government National Mortgage Association(g)(h)
CMO IO Series 2002-70 Class IC
08/20/32	6.000%	260,106	33,124
Total Residential Mortgage-Backed Securities - Agency (Cost: $144,918,563)			$147,699,509

Residential Mortgage-Backed Securities - Non-Agency 0.1%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1(d)(g)
05/25/35	4.750%	796,720	804,302
SACO I, Inc. CMO Series 1995-1 Class A(d)(e)(g)(j)(k)
09/25/24	0.000%	5,952	1,964
Structured Asset Securities Corp.(g)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	198,488	203,911
CMO Series 2003-21 Class 1A3
07/25/33	5.500%	64,883	65,116
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,064,201)			$1,075,293

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 2.0%

Federal National Mortgage Association CMO Series 2006-M2 Class A2A(e)(g)
10/25/32	5.271%	$2,800,000	$3,283,574
Government National Mortgage Association(e)(g)
CMO Series 2010-52 Class AE
06/16/36	4.115%	1,322,782	1,403,423
Government National Mortgage Association(g)
CMO Series 2007-13 Class C
06/16/40	5.020%	1,065,128	1,141,367
CMO Series 2010-159 Class A
01/16/33	2.159%	1,273,748	1,292,211
CMO Series 2010-161 Class AB
05/16/35	2.110%	341,703	347,040
CMO Series 2011-149 Class A
10/16/46	3.000%	2,000,000	2,058,672
CMO Series 2011-16 Class A
11/16/34	2.210%	1,030,170	1,043,811
CMO Series 2011-31 Class A
12/16/35	2.210%	713,410	726,430
CMO Series 2011-49 Class A
07/16/38	2.450%	765,770	784,715
CMO Series 2011-64 Class A
08/16/34	2.380%	4,046,806	4,130,510
CMO Series 2011-64 Class AD
11/16/38	2.700%	866,269	892,867
CMO Series 2011-78 Class A
08/16/34	2.250%	3,362,967	3,418,839
Total Commercial Mortgage-Backed Securities - Agency (Cost: $20,168,820)			$20,523,459

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
Americold LLC Trust Series 2010-ARTA Class A1(d)(g)
01/14/29	3.847%	420,411	437,790
Banc of America Merrill Lynch Commercial Mortgage, Inc.(g)
Series 2005-3 Class A3A
07/10/43	4.621%	425,000	432,414
Series 2005-3 Class A4
07/10/43	4.668%	375,000	403,867
Bear Stearns Commercial Mortgage Securities(e)(g)
Series 2005-T20 Class AAB
10/12/42	5.131%	741,346	774,928
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	841,556
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(g)
12/11/49	5.322%	625,000	646,367
Commercial Mortgage Pass-Through Certificates(d)(g)
Series 2011-THL Class A
06/09/28	3.376%	1,900,000	1,905,736
Commercial Mortgage Pass-Through Certificates(g)
Series 2006-C8 Class AAB
12/10/46	5.291%	1,210,000	1,283,215

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp.(e)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	$415,000	$435,199
Series 2005-C4 Class AAB
08/15/38	5.065%	374,101	382,386
Credit Suisse First Boston Mortgage Securities Corp.(g)
Series 2003-C5 Class A3
12/15/36	4.429%	131,073	131,622
Series 2004-C2 Class A1
05/15/36	3.819%	62,042	62,685
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A2(e)(g)
03/15/39	5.850%	660,000	679,421
DBUBS Mortgage Trust Series 2011-LC1A Class A3(d)(g)
11/10/46	5.002%	150,000	165,739
GE Capital Commercial Mortgage Corp.(g)
Series 2003-C1 Class A4
01/10/38	4.819%	517,639	534,729
Series 2005-C2 Class A2
05/10/43	4.706%	299,839	299,735
GS Mortgage Securities Corp. II(d)(g)
Series 2011-GC3 Class A1
03/10/44	2.331%	663,409	672,857
GS Mortgage Securities Corp. II(e)(g)
Series 2007-GG10 Class F
08/10/45	5.800%	575,000	54,789
General Electric Capital Assurance Co.(d)(e)(g)
Series 2003-1 Class A4
05/12/35	5.254%	395,867	418,060
Series 2003-1 Class A5
05/12/35	5.743%	250,000	289,246
Greenwich Capital Commercial Funding Corp.(e)(g)
Series 2005-GG5 Class AAB
04/10/37	5.190%	562,323	588,188
Greenwich Capital Commercial Funding Corp.(g)
Series 2005-GG3 Class AAB
08/10/42	4.619%	1,570,247	1,612,679
Series 2005-GG5 Class A2
04/10/37	5.117%	490,277	491,549
Series 2007-GG9 Class A4
03/10/39	5.444%	2,600,000	2,744,625
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	337,258
Series 2010-C1 Class A1
06/15/43	3.853%	291,194	304,368
Series 2010-C2 Class A3
11/15/43	4.070%	200,000	207,051
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	461,300
Series 2011-C3 Class A4
02/16/46	4.717%	450,000	482,944
JPMorgan Chase Commercial Mortgage Securities Corp.(e)(g)
Series 2005-CB11 Class ASB
08/12/37	5.201%	753,175	781,550

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non- Agency (continued)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	$381,424	$399,623
Series 2005-LDP4 Class ASB
10/15/42	4.824%	273,054	284,191
Series 2005-LDP5 Class A4
12/15/44	5.373%	600,000	661,405
Series 2006-LDP6 Class ASB
04/15/43	5.490%	123,833	130,695
JPMorgan Chase Commercial Mortgage Securities Corp.(g)
Series 2003-LN1 Class A1
10/15/37	4.134%	295,158	301,152
Series 2003-ML1A Class A1
03/12/39	3.972%	99,505	100,051
Series 2004-LN2 Class A1
07/15/41	4.475%	421,826	425,484
Series 2005-LDP2 Class A3
07/15/42	4.697%	181,075	182,593
Series 2005-LDP2 Class ASB
07/15/42	4.659%	307,632	319,731
Series 2007-CB18 Class A3
06/12/47	5.447%	791,000	828,715
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	867,570
LB-UBS Commercial Mortgage Trust(e)(g)
Series 2006-C4 Class AAB
06/15/32	6.042%	549,685	584,638
Series 2007-C7 Class A3
09/15/45	5.866%	550,000	587,774
LB-UBS Commercial Mortgage Trust(g)
Series 2004-C2 Class A3
03/15/29	3.973%	280,952	286,746
Series 2007-C1 Class AAB
02/15/40	5.403%	820,000	862,984
Morgan Stanley Capital I(d)(e)(g)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	329,883
Morgan Stanley Capital I(e)(g)
Series 2006-T23 Class AAB
08/12/41	5.790%	449,893	472,860
Morgan Stanley Capital I(g)
Series 2006-IQ12 Class AAB
12/15/43	5.325%	819,848	842,860
Morgan Stanley Reremic Trust(d)(e)(g)
Series 2009-GG10 Class A4A
08/12/45	5.790%	825,000	907,205
Series 2010-GG10 Class A4A
08/15/45	5.984%	2,325,000	2,562,480
Nationslink Funding Corp.
Series 1999-LTL1 Class A3(g)
01/22/26	7.104%	237,720	255,320
Wachovia Bank Commercial Mortgage Trust(e)(g)
Series 2005- C22 Class AM
12/15/44	5.494%	200,000	203,407
Wachovia Bank Commercial Mortgage Trust(g)
Series 2005-C17 Class APB
03/15/42	5.037%	677,961	701,538
Series 2006-C24 Class APB
03/15/45	5.576%	288,564	298,026

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non- Agency (continued)
Series 2006-C27 Class APB
07/15/45	5.727%	$457,631	$468,494
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $31,960,525)			$32,729,278

Asset-Backed Securities - Non-Agency 0.7%
Access Group, Inc. Series 2005-1 Class A1(e)
06/22/18	0.435%	118,747	118,289
Ally Master Owner Trust CMO Series 2011-3 Class A1(e)
05/15/16	0.879%	1,275,000	1,266,597
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4 (XLCA)(e)
10/06/13	0.288%	78,105	77,869
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(d)
08/20/14	3.630%	250,000	256,469
Capital Auto Receivables Asset Trust Series 2007-4A Class A4
05/15/14	5.300%	124,920	126,108
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3
08/08/13	0.910%	550,000	549,582
Cityscape Home Equity Loan Trust Series 1997-B Class A7(j)
05/25/28	7.410%	58,419	58,258
DT Auto Owner Trust(d)
Series 2009-1 Class A1
10/15/15	2.980%	242,124	242,421
Series 2010-1A Class A2
12/17/12	0.990%	162,413	162,402
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(d)(e)
04/26/37	0.387%	263,849	258,590
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1(e)
12/25/32	4.010%	122,244	118,186
GTP Towers Issuer LLC(d)
02/15/15	4.436%	200,000	211,712
Hertz Vehicle Financing LLC(d)
Series 2009-2A Class A1
03/25/14	4.260%	550,000	567,466
Series 2009-2A Class A2
03/25/16	5.290%	500,000	544,357
Series 2010-1A Class A1
02/25/15	2.600%	300,000	306,091
Keycorp Student Loan Trust Series 1999-A Class A2(e)
12/27/29	0.690%	531,615	520,240

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO(h)
01/25/12	7.100%	$1,180,451	$4,618
SBA Tower Trust(d)
04/15/40	4.254%	500,000	524,458
SLM Student Loan Trust(d)
Series 2011-C Class A1
12/15/23	1.657%	600,000	599,846
SLM Student Loan Trust(e)
Series 2006-C Class A2
09/15/20	0.397%	239,411	237,764
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	320,624	320,810
Sierra Receivables Funding Co. LLC(d)
Series 2010-1A Class A1
07/20/26	4.480%	66,054	68,333
Series 2010-2A Class A
11/20/25	3.840%	141,560	144,736
Series 2010-3A Class A
11/20/25	3.510%	110,896	113,632
Sierra Receivables Funding Co. LLC(d)(e)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.255%	275,532	269,672
Total Asset-Backed Securities - Non-Agency (Cost: $7,547,417)			$7,668,506

Inflation-Indexed Bonds 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	984,282	1,006,505
07/15/15	1.875%	898,182	995,298
07/15/17	2.625%	437,892	523,075

Total Inflation-Indexed Bonds (Cost: $2,451,028)			$2,524,878

U.S. Treasury Obligations 2.7%
U.S. Treasury(b)
03/31/16	2.250%	11,505,000	12,246,532
02/15/36	4.500%	3,736,000	4,752,894
08/15/40	3.875%	9,646,000	11,192,370
Total U.S. Treasury Obligations (Cost: $25,158,081)			$28,191,796

Foreign Government Obligations 0.5%
CANADA 0.4%
Province of Nova Scotia Senior Unsecured(a)
01/26/17	5.125%	1,300,000	1,512,449
Province of Ontario Senior Unsecured(a)
12/15/17	3.150%	1,620,000	1,706,054

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
CANADA (CONTINUED)
Province of Quebec Senior Unsecured(a)
05/14/18	4.625%	$1,150,000	$1,309,683
Total			4,528,186

MEXICO 0.1%
Pemex Project Funding Master Trust(a)
01/21/21	5.500%	1,000,000	1,062,500
Total Foreign Government Obligations (Cost: $5,361,741)			$5,590,686

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	1,650,000	1,728,210
Total Municipal Bonds (Cost: $1,659,640)			$1,728,210

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Gaming —%
Caesars Octavius LLC Tranche B Term Loan(e)(l)
04/25/17	9.250%	23,000	21,706
ROC Finance LLC Tranche B Term Loan(e)(l)
08/19/17	8.500%	27,000	27,000
Total			48,706
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(e)(l)
01/14/19	7.500%	105,000	98,175
Total Senior Loans (Cost: $148,886)			$146,881

		Shares	Value

Money Market Funds 7.7%
Columbia Short-Term Cash Fund, 0.155%(m)(n)		79,748,743	$79,748,743
Total Money Market Funds (Cost: $79,748,743)			$79,748,743

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.1%
Asset-Backed Commercial Paper 0.3%
Alpine Securitization
12/21/11	0.210%	$1,999,615	$1,999,615
Atlantis One
12/21/11	0.350%	999,125	999,125
Total			2,998,740

Commercial Paper 0.2%
Suncorp Metway Ltd.
01/18/12	0.450%	1,998,425	1,998,425

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.6%
Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price $10,000,047(o)
	0.170%	$10,000,000	$10,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $10,000,050(o)
	0.180%	10,000,000	10,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $4,169,528(o)
	0.110%	4,169,516	4,169,516
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $2,920,521(o)
	0.140%	2,920,510	2,920,510
Total			27,090,026
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,087,191)			$32,087,191

Total Investments
(Cost: $1,033,566,123)(p)			$1,113,225,803(q)
Other Assets & Liabilities, Net			(78,546,386)

Net Assets			$1,034,679,417

Investment in Derivatives

Futures Contracts Outstanding at November 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(38)	(8,376,559)	April 2012	$—	$(2,442)
U.S. Treasury Note, 5-year	(70)	(8,590,190)	April 2012	5,346	—
Total				$5,346	$(2,442)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $112,210,832 or 10.84% of net assets.
(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $33,621,029 or 3.25% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)

At November 30, 2011, investments in securities included securities valued at $123,459 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $60,222, representing 0.01% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
7.410% 05/25/28	03-31-98 - 05-13-11	$58,436
SACO I, Inc.
CMO Series 1995-1 Class A
0.000% 09/25/24	04-30-99 - 12-20-02	5,656

(k)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $1,964, which represents less than 0.01% of net assets.

(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of November 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(n)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$41,531,683	$137,469,253	$(99,252,193)	$—	$79,748,743	$20,037	$79,748,743

(o)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$245,415
Ginnie Mae II Pool	9,954,585
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,208,378
Fannie Mae REMICS	1,752,825
Fannie Mae Whole Loan	6,414
Fannie Mae-Aces	11,831
Freddie Mac Gold Pool	2,275,053
Freddie Mac Non Gold Pool	442,829
Freddie Mac Reference REMIC	53,613
Freddie Mac REMICS	1,648,353
Ginnie Mae I Pool	1,448,510
Ginnie Mae II Pool	576,691
Government National Mortgage Association	411,176
United States Treasury Note/Bond	364,328
Total Market Value of Collateral Securities	$10,200,001

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$523,383
United States Treasury Note/Bond	3,212,468
United States Treasury Strip Principal	517,055
Total Market Value of Collateral Securities	$4,252,906

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$62,456
Ginnie Mae II Pool	2,916,464
Total Market Value of Collateral Securities	$2,978,920

(p)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,033,566,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$97,297,000
Unrealized Depreciation	(17,637,000)
Net Unrealized Appreciation	$79,660,000

(q)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$53,421,774	$—	$—	$53,421,774
Consumer Staples	75,857,202	—	—	75,857,202
Energy	85,801,835	—	—	85,801,835
Financials	74,543,820	—	—	74,543,820
Health Care	92,423,023	—	—	92,423,023
Industrials	69,416,416	—	—	69,416,416
Information Technology	155,195,333	—	—	155,195,333
Materials	16,585,303	—	—	16,585,303
Telecommunication Services	6,105,791	—	—	6,105,791
Utilities	3,123,545	—	—	3,123,545
Total Equity Securities	632,474,042	—	—	632,474,042

Bonds
Corporate Bonds & Notes
Electric	—	8,243,068	51,534	8,294,602
All Other Industries	—	112,717,769	—	112,717,769
Convertible Bonds	—	24,960	—	24,960
Residential Mortgage-Backed Securities - Agency	—	147,699,509	—	147,699,509
Residential Mortgage-Backed Securities - Non-Agency	—	1,073,329	1,964	1,075,293
Commercial Mortgage-Backed Securities - Agency	—	20,523,459	—	20,523,459
Commercial Mortgage-Backed Securities - Non-Agency	—	32,729,278	—	32,729,278
Asset-Backed Securities - Non-Agency	—	7,668,506	—	7,668,506
Inflation-Indexed Bonds	—	2,524,878	—	2,524,878
U.S. Treasury Obligations	28,191,796	—	—	28,191,796
Foreign Government Obligations	—	5,590,686	—	5,590,686
Municipal Bonds	—	1,728,210	—	1,728,210
Total Bonds	28,191,796	340,523,652	53,498	368,768,946

Other
Senior Loans	—	146,881	—	146,881
Money Market Funds	79,748,743	—	—	79,748,743
Investments of Cash Collateral Received for Securities on Loan	—	32,087,191	—	32,087,191
Total Other	79,748,743	32,234,072	—	111,982,815
Investments in Securities	740,414,581	372,757,724	53,498	1,113,225,803
Derivatives(c)
Assets
Futures Contracts	5,346	—	—	5,346
Liabilities
Futures Contracts	(2,442)	—	—	(2,442)
Total	$740,417,485	$372,757,724	$53,498	$1,113,228,707

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds and Residential Backed Securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed
	Corporate	Securities -
	Bonds & Notes	Non-Agency	Total
Balance as of August 31, 2011	$50,634	$1,981	$52,615
Accrued discounts/premiums	(25)	3	(22)
Realized gain (loss)	—	2	2
Change in unrealized appreciation (depreciation)*	925	29	954
Sales	—	(51)	(51)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of November 30, 2011	$51,534	$1,964	$53,498

*Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $954, which is comprised of Corporate Bonds & Notes of $925 and Residential Mortgage-Backed Securities - Non-Agency of $29.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Greater China Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.4%
Great Wall Motor Co., Ltd., Class H(a)	2,432,000	$3,482,751
Distributors 1.3%
Li & Fung Ltd.	1,539,200	3,198,002
Diversified Consumer Services 1.5%
New Oriental Education & Technology Group, ADR(b)	154,635	3,902,987
Hotels, Restaurants & Leisure 0.5%
7 Days Group Holdings Ltd., ADR(b)	99,908	1,386,723
Media 1.1%
Focus Media Holding Ltd., ADR(a)(b)	150,810	2,793,001
Multiline Retail 2.7%
Golden Eagle Retail Group Ltd.(a)	2,002,000	4,644,260
Intime Department Store Group Co., Ltd.	1,840,500	2,156,253
Total		6,800,513
Specialty Retail 4.0%
Belle International Holdings Ltd.	3,789,000	7,229,478
GOME Electrical Appliances Holding Ltd.(a)	7,394,000	1,889,123
SA SA International Holdings Ltd.(a)	1,560,000	958,185
Total		10,076,786
Textiles, Apparel & Luxury Goods 1.6%
China Lilang Ltd.(a)	853,444	722,998
Trinity Ltd.	4,358,598	3,189,113
Total		3,912,111
TOTAL CONSUMER DISCRETIONARY		35,552,874
CONSUMER STAPLES 8.6%
Food & Staples Retailing 1.5%
Sun Art Retail Group Ltd.(a)(b)	2,860,500	3,939,804
Food Products 5.8%
Shenguan Holdings Group Ltd.	5,452,000	3,019,006
Tingyi Cayman Islands Holding Corp.(a)	1,872,000	6,065,427

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Want Want China Holdings Ltd.	5,277,000	$5,495,225
Total		14,579,658
Personal Products 1.3%
Hengan International Group Co., Ltd.	340,500	3,212,441
TOTAL CONSUMER STAPLES		21,731,903
ENERGY 20.9%
Oil, Gas & Consumable Fuels 20.9%
China Coal Energy Co., Ltd., Class H	4,213,000	5,021,077
China Shenhua Energy Co., Ltd., Class H	2,255,000	9,938,364
CNOOC Ltd.	11,783,500	22,890,617
PetroChina Co., Ltd., Class H	9,688,000	12,633,323
Yanzhou Coal Mining Co., Ltd., Class H	880,000	2,125,855
Total		52,609,236
TOTAL ENERGY		52,609,236
FINANCIALS 28.0%
Commercial Banks 16.5%
Bank of China Ltd., Class H	9,952,000	3,244,816
China Construction Bank Corp., Class H	21,790,340	15,437,675
China Merchants Bank Co., Ltd., Class H(a)	3,715,090	7,011,903
Industrial & Commercial Bank of China, Class H	27,103,000	15,802,709
Total		41,497,103
Insurance 7.2%
China Life Insurance Co., Ltd., Class H	3,783,000	10,205,316
Ping An Insurance Group Co., Class H	1,143,500	7,943,362
Total		18,148,678
Real Estate Management & Development 4.3%
China Overseas Land & Investment Ltd.(a)	2,398,320	4,213,884
China Vanke Co., Ltd., Class B	6,794,810	6,611,711
Total		10,825,595
TOTAL FINANCIALS		70,471,376

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.4%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H(a)	1,228,000	$1,064,813
Pharmaceuticals 0.4%
China Medical System Holdings Ltd.	1,392,000	1,015,878
TOTAL HEALTH CARE		2,080,691
INDUSTRIALS 3.8%
Construction & Engineering 1.4%
China Communications Construction Co., Ltd., Class H	4,610,000	3,548,569
Machinery 1.4%
Sany Heavy Equipment International Holdings Co., Ltd.(a)	3,793,930	3,602,599
Transportation Infrastructure 1.0%
China Merchants Holdings International Co., Ltd.	846,000	2,489,951
TOTAL INDUSTRIALS		9,641,119
INFORMATION TECHNOLOGY 11.9%
Communications Equipment 0.8%
O-Net Communications Group Ltd.(b)	6,393,000	1,841,171
Computers & Peripherals 0.7%
Lenovo Group Ltd.	2,548,000	1,823,165
Electronic Equipment, Instruments & Components 0.6%
China High Precision Automation Group Ltd.(a)(c)(d)	2,368,000	542,868
Foxconn International Holdings Ltd.(a)(b)	1,126,000	719,337
Tong Hsing Electronic Industries Ltd.	138,000	326,675
Total		1,588,880
Internet Software & Services 6.4%
Baidu, Inc., ADR(b)	54,494	7,138,169
SINA Corp.(a)(b)	49,698	3,284,044
Tencent Holdings Ltd.	291,500	5,697,389
Total		16,119,602

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.9%
Epistar Corp.	428,000	$901,528
Spreadtrum Communications, Inc., ADR	159,997	3,959,926
Total		4,861,454
Software 1.5%
AutoNavi Holdings Ltd., ADR(a)(b)	87,519	949,581
Kingdee International Software Group Co., Ltd.(a)	7,875,600	2,679,084
Total		3,628,665
TOTAL INFORMATION TECHNOLOGY		29,862,937
MATERIALS 2.3%
Metals & Mining 2.3%
Freeport-McMoRan Copper & Gold, Inc.	59,614	2,360,714
Zijin Mining Group Co., Ltd., Class H(a)	7,626,000	3,377,523
Total		5,738,237
TOTAL MATERIALS		5,738,237
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 2.3%
China Unicom Hong Kong Ltd.(a)	2,738,000	5,944,357
Wireless Telecommunication Services 3.6%
China Mobile Ltd.	917,500	9,047,579
TOTAL TELECOMMUNICATION SERVICES		14,991,936
UTILITIES 2.6%
Gas Utilities 2.6%
ENN Energy Holdings Ltd.	1,804,000	6,511,315
TOTAL UTILITIES		6,511,315
Total Common Stocks (Cost: $193,265,926)		$249,191,624

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.155%(e)(f)	2,375,257	$2,375,257
Total Money Market Funds (Cost: $2,375,257)		$2,375,257

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.2%
Repurchase Agreements 9.2%
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(g)
	0.090%	5,000,000	$5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,050(g)
	0.180%	$10,000,000	$10,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $1,000,005(g)
	0.180%	1,000,000	1,000,000
Societe Generale dated 11/30/11 matures 12/01/11, repurchase price $7,112,325(g)
	0.110%	7,112,304	7,112,304
Total			23,112,304
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $23,112,304)			$23,112,304
Total Investments
(Cost: $218,753,487)(h)			$274,679,185(i)
Other Assets & Liabilities, Net			(22,765,163)
Net Assets			$251,914,022

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $542,868, which represents 0.22% of net assets.

(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $542,868, representing 0.22% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
China High Precision Automation Group Ltd.	01-14-11 - 04-20-11	$1,929,194

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,559,069	$60,949,446	$(61,133,258)	$—	$2,375,257	$1,085	$2,375,257

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$31,942
Fannie Mae Pool	4,125,846
Fannie Mae Whole Loan	17,194
FHLMC Structured Pass Through Securities	107,811
Freddie Mac Gold Pool	454,121
Freddie Mac Non Gold Pool	351,419
Freddie Mac REMICS	640,301
Ginnie Mae I Pool	3,047,937
Government National Mortgage Association	1,423,429
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$120,838
Fannie Mae REMICS	175,283
Fannie Mae Whole Loan	641
Fannie Mae-Aces	1,183
Freddie Mac Gold Pool	227,505
Freddie Mac Non Gold Pool	44,283
Freddie Mac Reference REMIC	5,361
Freddie Mac REMICS	164,835
Ginnie Mae I Pool	144,851
Ginnie Mae II Pool	57,669
Government National Mortgage Association	41,118
United States Treasury Note/Bond	36,433
Total Market Value of Collateral Securities	$1,020,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$892,780
United States Treasury Note/Bond	5,479,785
United States Treasury Strip Principal	881,985
Total Market Value of Collateral Securities	$7,254,550

(h)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $218,753,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$66,128,000
Unrealized Depreciation	(10,202,000)
Net Unrealized Appreciation	$55,926,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$8,082,712	$27,470,162	$—	$35,552,874
Consumer Staples	—	21,731,903	—	21,731,903
Energy	—	52,609,236	—	52,609,236
Financials	—	70,471,376	—	70,471,376
Health Care	—	2,080,691	—	2,080,691
Industrials	—	9,641,119	—	9,641,119
Information Technology	15,331,720	13,988,349	542,868	29,862,937
Materials	2,360,714	3,377,523	—	5,738,237
Telecommunication Services	—	14,991,936	—	14,991,936
Utilities	—	6,511,315	—	6,511,315
Total Equity Securities	25,775,146	222,873,610	542,868	249,191,624

Other
Money Market Funds	2,375,257	—	—	2,375,257
Investments of Cash Collateral Received for Securities on Loan	—	23,112,304	—	23,112,304
Total Other	2,375,257	23,112,304	—	25,487,561
Total	$28,150,403	$245,985,914	$542,868	$274,679,185

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

(a)          See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common
Stocks
Balance as of August 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	(621,252)
Change in unrealized appreciation (depreciation)*	(323,380)
Sales	(357,814)
Purchases	—
Transfers into Level 3	1,845,314
Transfers out of Level 3	—
Balance as of November 30, 2011	$542,868

*Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(323,380).

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 19.6%
Auto Components 2.4%
BorgWarner, Inc.(a)(b)	148,490	$9,788,461
Gentex Corp.(a)	616,230	18,166,460
Lear Corp.	448,510	18,806,024
Total		46,760,945
Diversified Consumer Services 0.5%
New Oriental Education & Technology Group, ADR(b)(c)	401,900	10,143,956

Hotels, Restaurants & Leisure 3.7%
Chipotle Mexican Grill, Inc.(a)(b)	36,410	11,708,000
Panera Bread Co., Class A(b)	184,070	26,391,957
Starwood Hotels & Resorts Worldwide, Inc.(a)	409,340	19,517,331
Wynn Resorts Ltd.(a)	127,190	15,334,026
Total		72,951,314
Household Durables 0.9%
Tempur-Pedic International, Inc.(a)(b)	338,283	18,473,635

Internet & Catalog Retail 0.5%
priceline.com, Inc.(b)	19,445	9,448,131

Leisure Equipment & Products 0.6%
Polaris Industries, Inc.(a)	193,384	11,622,378

Media 1.9%
CBS Corp., Class B Non Voting	519,580	13,529,863
Discovery Communications, Inc., Class A(b)	330,070	13,856,339
DISH Network Corp., Class A	433,330	10,646,918
Total		38,033,120
Multiline Retail 0.9%
Nordstrom, Inc.	394,190	17,848,923

Specialty Retail 5.9%
Abercrombie & Fitch Co., Class A(a)	197,630	9,468,453
AutoZone, Inc.(b)	28,960	9,509,885
Bed Bath & Beyond, Inc.(b)	296,860	17,962,999
Dick’s Sporting Goods, Inc.(a)(b)	284,855	11,197,650
Limited Brands, Inc.	535,310	22,659,672
O’Reilly Automotive, Inc.(b)	196,460	15,174,571
TJX Companies, Inc.	267,770	16,521,409

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(b)	190,670	$13,276,352
Total		115,770,991
Textiles, Apparel & Luxury Goods 2.3%
Deckers Outdoor Corp.(a)(b)	194,523	21,192,308
Fossil, Inc.(b)	133,445	11,955,338
Warnaco Group, Inc. (The)(a)(b)	240,181	12,174,775
Total		45,322,421
TOTAL CONSUMER DISCRETIONARY		386,375,814

CONSUMER STAPLES 6.3%
Beverages 1.2%
Coca-Cola Enterprises, Inc.(a)	370,250	9,670,930
Hansen Natural Corp.(b)	140,320	12,937,504
Total		22,608,434
Food & Staples Retailing 0.7%
Whole Foods Market, Inc.	207,030	14,098,743

Food Products 2.1%
Green Mountain Coffee Roasters, Inc.(a)(b)	188,490	9,882,531
HJ Heinz Co.	219,110	11,536,142
Mead Johnson Nutrition Co.	266,790	20,105,294
Total		41,523,967
Personal Products 2.3%
Estee Lauder Companies, Inc. (The), Class A	121,670	14,354,626
Herbalife Ltd.(c)	557,880	30,850,764
Total		45,205,390
TOTAL CONSUMER STAPLES		123,436,534

ENERGY 12.5%
Energy Equipment & Services 4.8%
Cameron International Corp.(b)	514,295	27,766,787
Complete Production Services, Inc.(b)	311,090	10,847,708
Ensco PLC, ADR(c)	205,470	10,678,276
Oil States International, Inc.(a)(b)	197,480	14,860,370
Patterson-UTI Energy, Inc.(a)	530,490	11,150,900
Tidewater, Inc.	204,200	10,291,680
Weatherford International Ltd.(b)(c)	655,564	9,938,350
Total		95,534,071
Oil, Gas & Consumable Fuels 7.7%
Alpha Natural Resources, Inc.(b)	466,060	11,185,440

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.(a)(b)	283,681	$28,827,663
Consol Energy, Inc.	228,520	9,515,573
Continental Resources, Inc.(a)(b)	476,370	33,626,959
Denbury Resources, Inc.(a)(b)	766,130	12,947,597
HollyFrontier Corp.	322,960	7,508,820
Peabody Energy Corp.	353,600	13,871,728
Range Resources Corp.	172,600	12,377,146
Southwestern Energy Co.(b)	285,980	10,881,539
World Fuel Services Corp.(a)	265,830	11,396,132
Total		152,138,597
TOTAL ENERGY		247,672,668

FINANCIALS 7.0%
Capital Markets 1.2%
Affiliated Managers Group, Inc.(a)(b)	251,508	23,785,112

Commercial Banks 0.6%
Signature Bank(a)(b)	192,060	11,222,066

Consumer Finance 0.5%
Discover Financial Services	423,485	10,087,413

Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.(b)	102,500	12,476,300
Moody’s Corp.(a)	461,975	16,035,152
Total		28,511,452
Real Estate Investment Trusts (REITs) 1.7%
Digital Realty Trust, Inc.(a)	147,810	9,385,935
Home Properties, Inc.(a)	173,970	9,563,131
Plum Creek Timber Co., Inc.(a)	392,710	14,467,436
Total		33,416,502
Real Estate Management & Development 1.1%
CBRE Group, Inc.(b)	620,121	10,424,234
Jones Lang LaSalle, Inc.	171,740	11,063,491
Total		21,487,725
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	482,735	10,470,522
TOTAL FINANCIALS		138,980,792

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 13.8%
Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.(b)	372,482	$25,574,614
Dendreon Corp.(a)(b)	829,485	7,166,750
Total		32,741,364
Health Care Equipment & Supplies 2.5%
Edwards Lifesciences Corp.(b)	236,530	15,618,076
Intuitive Surgical, Inc.(b)	25,355	11,009,394
Varian Medical Systems, Inc.(a)(b)	377,360	23,483,113
Total		50,110,583
Health Care Providers & Services 5.7%
AmerisourceBergen Corp.	486,580	18,076,447
Brookdale Senior Living, Inc.(a)(b)	760,660	11,828,263
CIGNA Corp.	329,660	14,580,862
DaVita, Inc.(a)(b)	235,630	17,950,293
Express Scripts, Inc.(a)(b)	370,325	16,905,336
Laboratory Corp. of America Holdings(b)	263,225	22,563,647
Medco Health Solutions, Inc.(b)	176,140	9,981,854
Total		111,886,702
Health Care Technology 0.5%
Cerner Corp.(a)(b)	165,140	10,070,237

Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.(b)	288,350	10,813,125
Covance, Inc.(a)(b)	324,960	14,918,914
ICON PLC, ADR(a)(b)(c)	427,596	7,273,408
Waters Corp.(a)(b)	125,970	10,077,600
Total		43,083,047
Pharmaceuticals 1.2%
Watson Pharmaceuticals, Inc.(b)	378,085	24,431,853

TOTAL HEALTH CARE		272,323,786

INDUSTRIALS 13.4%
Air Freight & Logistics 1.7%
Atlas Air Worldwide Holdings, Inc.(a)(b)	280,510	11,851,548
CH Robinson Worldwide, Inc.(a)	184,480	12,638,725
Expeditors International of Washington, Inc.	219,610	9,555,231
Total		34,045,504
Airlines 0.5%
United Continental Holdings, Inc.(a)(b)	588,270	10,571,212

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.0%
Stericycle, Inc.(a)(b)	249,165	$20,187,348

Electrical Equipment 3.1%
AMETEK, Inc.(a)	470,235	20,144,867
Regal-Beloit Corp.(a)	273,328	14,393,453
Rockwell Automation, Inc.(a)	198,930	14,925,718
Sensata Technologies Holding NV(a)(b)(c)	378,380	11,824,375
Total		61,288,413
Machinery 4.1%
AGCO Corp.(b)	233,260	10,671,645
Cummins, Inc.	203,985	19,649,875
Joy Global, Inc.(a)	280,560	25,609,517
Navistar International Corp.(b)	363,760	13,542,785
Pall Corp.(a)	198,205	10,800,190
Total		80,274,012
Professional Services 0.8%
IHS, Inc., Class A(a)(b)	165,335	14,612,307

Road & Rail 1.7%
JB Hunt Transport Services, Inc.(a)	287,440	13,141,757
Kansas City Southern(a)(b)	304,885	20,741,326
Total		33,883,083
Trading Companies & Distributors 0.5%
WW Grainger, Inc.	56,656	10,589,006

TOTAL INDUSTRIALS		265,450,885

INFORMATION TECHNOLOGY 19.3%
Communications Equipment 0.9%
F5 Networks, Inc.(b)	150,030	16,957,891

Electronic Equipment, Instruments & Components 0.5%
Trimble Navigation Ltd.(a)(b)	237,140	10,215,991

Internet Software & Services 1.7%
Rackspace Hosting, Inc.(a)(b)	261,160	11,329,121
SINA Corp.(b)(c)	171,760	11,349,900
WebMD Health Corp.(b)	301,750	10,929,385
Total		33,608,406
IT Services 3.5%
Alliance Data Systems Corp.(a)(b)	152,695	15,637,495

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Cognizant Technology Solutions Corp., Class A(b)	150,800	$10,156,380
Fiserv, Inc.(b)	182,580	10,527,563
Teradata Corp.(b)	385,930	20,928,984
Western Union Co. (The)	738,950	12,887,288
Total		70,137,710
Semiconductors & Semiconductor Equipment 5.6%
Altera Corp.	373,220	14,059,197
Analog Devices, Inc.	288,220	10,047,349
Avago Technologies Ltd.(c)	614,610	18,389,131
Lam Research Corp.(a)(b)	361,230	14,727,347
Linear Technology Corp.	578,420	17,717,005
Microchip Technology, Inc.(a)	349,690	12,207,678
Novellus Systems, Inc.(b)	327,780	11,347,744
ON Semiconductor Corp.(a)(b)	1,615,860	12,167,426
Total		110,662,877
Software 7.1%
Check Point Software Technologies Ltd.(a)(b)(c)	177,375	9,815,933
Citrix Systems, Inc.(b)	212,135	15,144,318
Electronic Arts, Inc.(b)	1,386,150	32,144,819
Intuit, Inc.	422,310	22,483,784
Red Hat, Inc.(b)	208,490	10,441,179
Rovi Corp.(a)(b)	482,100	13,378,275
Salesforce.com, Inc.(a)(b)	86,160	10,203,067
Solera Holdings, Inc.(a)	224,210	10,609,617
TIBCO Software, Inc.(b)	595,605	16,319,577
Total		140,540,569
TOTAL INFORMATION TECHNOLOGY		382,123,444

MATERIALS 4.5%
Chemicals 2.7%
Celanese Corp., Class A	277,075	12,881,216
CF Industries Holdings, Inc.	211,740	29,601,252
Solutia, Inc.(a)(b)	647,450	10,307,404
Total		52,789,872
Containers & Packaging 0.8%
Crown Holdings, Inc.(b)	489,980	15,831,254

Metals & Mining 1.0%
Agnico-Eagle Mines Ltd.(c)	212,675	9,544,854

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Cliffs Natural Resources, Inc.(a)	154,780	$10,495,632
Total		20,040,486
TOTAL MATERIALS		88,661,612

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Crown Castle International Corp.(a)(b)	329,290	13,935,553

TOTAL TELECOMMUNICATION SERVICES		13,935,553

UTILITIES 1.1%
Electric Utilities 1.1%
ITC Holdings Corp.(a)	295,400	21,835,968
TOTAL UTILITIES		21,835,968

Total Common Stocks (Cost: $1,669,905,780)		$1,940,797,056

	Shares	Value
Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	36,716,893	$36,716,893
Total Money Market Funds (Cost: $36,716,893)		$36,716,893

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.4%
Asset-Backed Commercial Paper 4.9%
Alpine Securitization
12/14/11	0.210%	1,999,592	$1,999,592
Amsterdam Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444
Atlantis One
12/21/11	0.220%	4,999,083	4,999,083
12/21/11	0.350%	2,997,375	2,997,375
Cancara Asset Securitisation LLC
12/19/11	0.270%	9,997,900	9,997,900
01/03/12	0.320%	9,996,889	9,996,889
Grampian Funding LLC
12/19/11	0.270%	10,997,690	10,997,690
12/19/11	0.270%	8,998,178	8,998,178

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
KELLS FUNDING, LLC
12/01/11	0.150%	$4,999,958	$4,999,958
01/03/12	0.360%	9,996,400	9,996,400
01/03/12	0.380%	4,998,206	4,998,206
Liberty Street Fund Corporation
12/01/11	0.080%	2,934,993	2,934,993
Regency Markets No. 1 LLC
12/19/11	0.240%	9,997,933	9,997,933
12/20/11	0.250%	4,998,993	4,998,993
Rheingold Securitization
12/07/11	0.570%	2,999,573	2,999,573
Total			95,911,207

Certificates of Deposit 9.3%
ABM AMRO Bank N.V.
12/12/11	0.420%	9,996,268	9,996,268
Bank of Nova Scotia
05/03/12	0.375%	9,000,000	9,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,040	999,040
Clydesdale Bank PLC
12/07/11	0.300%	6,999,592	6,999,592
12/30/11	0.550%	4,993,058	4,993,058
Credit Industrial et Commercial
12/09/11	0.440%	5,000,000	5,000,000
Credit Suisse
02/24/12	0.500%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
12/08/11	0.290%	5,000,000	5,000,000
01/03/12	0.295%	15,000,000	15,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000
National Australia Bank
04/30/12	0.410%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.398%	12,000,000	12,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
01/13/12	0.350%	5,000,000	5,000,000
Rabobank
01/20/12	0.297%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	6,000,094	6,000,094
State Development Bank of NorthRhine-Westphalia
12/01/11	0.280%	20,000,000	20,000,000
Svenska Handelsbanken
02/28/12	0.490%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
03/01/12	0.460%	$3,000,000	$3,000,000
Union Bank of Switzerland
12/09/11	0.298%	11,000,000	11,000,000
03/02/12	0.530%	10,000,000	10,000,000
United Overseas Bank Ltd.
12/12/11	0.280%	5,000,000	5,000,000
Total			182,988,052

Commercial Paper 4.3%
Atlantis One
12/14/11	0.220%	9,998,167	9,998,167
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	7,981,293	7,981,293
Foreningsparbanken (Swedbank)
12/02/11	0.300%	4,998,750	4,998,750
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Skandinaviska Enskilda Banken AB
12/02/11	0.240%	4,999,000	4,999,000
Suncorp Metway Ltd.
12/07/11	0.350%	4,996,986	4,996,986
02/01/12	0.500%	4,995,486	4,995,486
02/02/12	0.500%	9,990,972	9,990,972
Swedish National Housing Finance Corp. (SBAB)
12/09/11	0.320%	9,997,867	9,997,867
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058
Total			85,886,186

Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
12/14/11	0.420%	5,000,000	5,000,000
01/13/12	0.550%	5,000,000	5,000,000
Total			10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements 4.4%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(f)
	0.150%	$5,000,000	$5,000,000
Citigroup Global Markets, Inc.(f)
	dated 11/30/11, matures 12/01/11,
	repurchase price $18,500,046
	0.090%	18,500,000	18,500,000
	repurchase price $6,000,015
	0.090%	6,000,000	6,000,000
Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136(f)
	0.140%	5,000,000	5,000,000
	Goldman Sachs & Co. dated 11/29/11, matures 12/06/11, repurchase price $10,000,217(f)
	0.130%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 11/30/11,matures 12/01/11, repurchase price $8,000,020(f)
	0.090%	8,000,000	8,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $12,000,060(f)
	0.180%	12,000,000	12,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $12,000,050(f)
	0.150%	12,000,000	12,000,000
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $6,481,999(f)
	0.140%	6,481,974	6,481,974
Total			87,981,974
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $462,767,419)			$462,767,419
Total Investments
	(Cost: $2,169,390,092)(g)		$2,440,281,368(h)
Other Assets & Liabilities, Net			(464,864,380)

Net Assets			$1,975,416,988

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $129,808,947 or 6.57% of net assets.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$78,257,815	$340,186,097	$(381,727,019)	$—	$36,716,893	$24,227	$36,716,893

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$8,293,980
Freddie Mac REMICS	10,576,020
Total Market Value of Collateral Securities	$18,870,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,689,939
Freddie Mac REMICS	3,430,061
Total Market Value of Collateral Securities	$6,120,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,621,426
Fannie Mae REMICS	3,086,381
Freddie Mac REMICS	1,926,460
Freddie Mac Strips	143,401
United States Treasury Note/Bond	1,382,353
Total Market Value of Collateral Securities	$8,160,021

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,450,054
Fannie Mae REMICS	2,103,390
Fannie Mae Whole Loan	7,697
Fannie Mae-Aces	14,197
Freddie Mac Gold Pool	2,730,063
Freddie Mac Non Gold Pool	531,396
Freddie Mac Reference REMIC	64,336
Freddie Mac REMICS	1,978,023
Ginnie Mae I Pool	1,738,212
Ginnie Mae II Pool	692,029
Government National Mortgage Association	493,411
United States Treasury Note/Bond	437,193
Total Market Value of Collateral Securities	$12,240,001

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$12,240,029
Total Market Value of Collateral Securities	$12,240,029

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$138,621
Ginnie Mae II Pool	6,472,993
Total Market Value of Collateral Securities	$6,611,614

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $2,169,390,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$333,004,000
Unrealized Depreciation	(62,113,000)
Net Unrealized Appreciation	$270,891,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$386,375,814	$—	$—	$386,375,814
Consumer Staples	123,436,534	—	—	123,436,534
Energy	247,672,668	—	—	247,672,668
Financials	138,980,792	—	—	138,980,792
Health Care	272,323,786	—	—	272,323,786
Industrials	265,450,885	—	—	265,450,885
Information Technology	382,123,444	—	—	382,123,444
Materials	88,661,612	—	—	88,661,612
Telecommunication Services	13,935,553	—	—	13,935,553
Utilities	21,835,968	—	—	21,835,968
Total Equity Securities	1,940,797,056	—	—	1,940,797,056

Other
Money Market Funds	36,716,893	—	—	36,716,893
Investments of Cash Collateral Received for Securities on Loan	—	462,767,419	—	462,767,419
Total Other	36,716,893	462,767,419	—	499,484,312
Total	$1,977,513,949	$462,767,419	$—	$2,440,281,368

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Oregon Intermediate Municipal Bond Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.9%
ADVANCED REFUNDED 8.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A
Prerefunded 06/01/13 Unlimited General Obligation Bonds
Series 2003 (AGM)
06/01/17	5.000%	$2,665,000	$2,847,073
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,995,550
Coos County School District No. 13 North Bend Prerefunded 06/15/12 Unlimited General Obligation Bonds Series 2002 (AGM)
06/15/15	5.500%	1,765,000	1,815,214
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/12 Revenue Bonds
Cascade Health Services, Inc.
Series 2002
01/01/22	5.500%	2,000,000	2,009,100
01/01/27	5.600%	5,550,000	5,575,752
01/01/32	5.600%	2,000,000	2,009,280
Linn County Community School District No. 9 Lebanon
Prerefunded 06/15/13 Unlimited General Obligation Bonds
Series 2001 (FGIC)
06/15/15	5.250%	405,000	435,205
06/15/21	5.550%	2,000,000	2,158,700
North Clackamas Parks & Recreation District Revenue Bonds Recreational Facilities Series 1993 Escrowed to Maturity
04/01/13	5.700%	855,000	889,653
Oregon Department of Transportation Prerefunded 11/15/12 Revenue Bonds Series 2002A
11/15/16	5.500%	2,500,000	2,624,675
Oregon State Department of Administrative Services Prerefunded 10/01/13 Revenue Bonds Series 2003A (AGM)
04/01/14	5.000%	1,450,000	1,569,930
Puerto Rico Highway & Transportation Authority Prerefunded 07/01/12 Revenue Bonds Series 2003AA-1 (AGM)(a)
07/01/26	4.950%	2,060,000	2,116,918
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriations Series 2002E Escrowed to Maturity(a)
08/01/26	6.000%	5,000,000	6,656,450
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	820,000	821,558

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ADVANCED REFUNDED (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity(a)
10/01/18	7.300%	$980,000	$1,210,829
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Prerefunded 06/15/12 Unlimited General Obligation Bonds Series 2002 (NPFGC)
06/15/17	5.375%	1,500,000	1,541,655
Total			40,277,542
AIRPORT 1.6%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	6,635,000	7,331,741
CITY 7.3%
City of Portland
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,482,007
Limited Tax
Series 2011A
06/01/23	5.000%	6,140,000	7,232,736
City of Portland(b)
Limited Tax General Obligation Bonds
Series 2001B
06/01/13	0.000%	1,500,000	1,483,335
06/01/16	0.000%	3,500,000	3,243,275
06/01/19	0.000%	4,000,000	3,259,080
06/01/20	0.000%	4,000,000	3,126,680
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,693,838
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,455,879
06/01/20	5.000%	880,000	1,049,893
County of Lane Limited General Obligation Bonds Series 2009A
11/01/25	5.000%	1,140,000	1,310,020
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,799,564

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CITY (CONTINUED)
Tualatin Hills Park & Recreation District Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC)
03/01/14	5.750%	$990,000	$1,102,979
Total			33,239,286
COLLEGE 1.2%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/30	6.000%	1,500,000	1,538,175
City of Portland Refunding Revenue Bonds Broadway Project Series 2008A
04/01/23	6.250%	3,250,000	3,778,223
Total			5,316,398
COUNTY 0.7%
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,048,980
County of Lane Limited General Obligation Bonds Series 2009A
11/01/24	5.000%	1,000,000	1,161,980
Total			3,210,960
ELECTRIC 5.0%
City of Eugene
Refunding Revenue Bonds
Electric Utility System
Series 2011A
08/01/28	5.000%	2,200,000	2,457,136
08/01/29	5.000%	3,410,000	3,770,369
Emerald Peoples Utility District
Refunding Revenue Bonds
Series 1996 (NPFGC/FGIC)
11/01/12	7.350%	2,490,000	2,633,075
11/01/13	7.350%	2,675,000	2,974,172
Series 2003A (AGM)
11/01/20	5.250%	605,000	646,963
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A(c)
05/01/33	5.000%	3,750,000	3,902,700
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(a)
07/01/24	5.250%	2,475,000	2,646,814
Western Generation Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	$1,000,000	$918,440
01/01/21	5.000%	3,000,000	2,726,340
Total			22,676,009
HEALTH CARE - HOSPITAL 12.6%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robinson Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	911,230
10/01/24	5.125%	1,000,000	891,050
Clackamas County Housing Authority Revenue Bonds Senior Lien-Easton Ridge Series 1996A
12/01/16	5.800%	1,160,000	1,160,313
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,408,720
Multnomah County Hospital Facilities Authority
Revenue Bonds
Adventist Health West
Series 2009A
09/01/21	5.000%	3,685,000	4,067,798
Providence Health Systems
Series 2004
10/01/13	5.250%	1,045,000	1,132,686
10/01/16	5.250%	2,970,000	3,254,853
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,388,534
Oregon Health & Science University(b)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/14	0.000%	2,550,000	2,406,639
07/01/21	0.000%	9,700,000	6,555,163
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,628,100
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,085,690
03/15/16	5.000%	1,500,000	1,653,195
Peacehealth
Series 2009A
11/01/17	5.000%	4,450,000	5,164,180
11/01/19	5.000%	3,695,000	4,233,398
Samaritan Health Services
Series 2010A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
10/01/22	5.000%	$3,450,000	$3,759,465
10/01/23	5.000%	2,000,000	2,149,840
Revenue Bonds
Linfield College Project
Series 2005A
10/01/20	5.000%	1,825,000	1,929,572
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,583,720
Series 2008A
08/15/15	5.750%	785,000	880,205
08/15/18	5.250%	2,500,000	2,844,425
Umatilla County Hospital Facility Authority Unrefunded Revenue Bonds Catholic Health Series 2000A
12/01/20	5.750%	75,000	75,152
Total			57,163,928
HEALTH CARE - NURSING HOME 0.2%
Albany Hospital Facility Authority Refunding Revenue Bonds Mennonite Home of Albany Project Series 2004A
10/01/12	5.000%	680,000	680,449
HOUSING - MULTI-FAMILY 2.1%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	3,706,960
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,643,266
Clackamas County Housing Authority Revenue Bonds Senior Lien-Easton Ridge Series 1996A
12/01/26	5.900%	1,750,000	1,714,230
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008(a)
12/01/13	5.000%	2,455,000	2,588,257
Total			9,652,713
HOUSING - SINGLE FAMILY 2.7%
Oregon State Housing & Community Services Department
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - SINGLE FAMILY (CONTINUED)
Single Family Mortgage
Series 2008G
07/01/28	5.200%	$4,690,000	$4,882,149
Single Family Mortgage Program
Series 2001Q
07/01/15	4.700%	345,000	345,735
07/01/17	4.900%	335,000	335,536
Series 2010A
07/01/27	5.250%	815,000	888,627
Series 2011A (FHLMC)
07/01/25	5.250%	2,370,000	2,490,183
Series 2011B
07/01/28	5.250%	2,000,000	2,193,500
Series 2011J
07/01/24	5.150%	1,045,000	1,045,784
Total			12,181,514
LEASE 4.6%
Oregon State Department of Administrative Services
Certificate of Participation
Series 2002E (AGM)
11/01/13	5.000%	1,470,000	1,530,843
Series 2007A (NPFGC/FGIC)
05/01/24	5.000%	2,630,000	2,842,004
05/01/25	5.000%	2,780,000	2,976,629
05/01/26	5.000%	2,800,000	2,975,784
Series 2009A
05/01/23	5.000%	3,100,000	3,478,262
Refunding Certificate of Participation
Series 2002C (NPFGC)
11/01/15	5.250%	1,000,000	1,019,690
11/01/17	5.250%	5,000,000	5,096,300
Puerto Rico Public Finance Corp. Revenue Bonds Commonwealth Appropriations Series 2004A(a)(c)
08/01/27	5.750%	750,000	755,228
Total			20,674,740
MISCELLANEOUS REVENUE 9.0%
City of Portland Revenue Bonds Series 2003A (AMBAC)
06/15/17	5.000%	1,500,000	1,592,610
Oregon State Department of Administrative Services
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,531,986
Series 2009A
04/01/21	5.000%	5,000,000	5,923,050
04/01/22	5.000%	5,000,000	5,857,800
04/01/27	5.000%	4,000,000	4,459,000
Unrefunded Revenue Bonds
Series 2003A (AGM)
04/01/14	5.000%	380,000	410,229

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE (CONTINUED)
Oregon State Facilities Authority Revenue Bonds Goodwill Industries Lane County Series 1998A(d)(e)
11/15/22	6.650%	$2,770,000	$2,770,000
Port of Morrow Refunding Revenue Bonds Series 2007
06/01/20	4.875%	750,000	724,178
Territory of Guam Revenue Bonds Series 2011A
01/01/31	5.000%	1,100,000	1,134,254
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,828,595
Series 2003A
09/01/15	5.000%	1,000,000	1,049,620
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	4,775,000	5,290,986
Series 2009A
09/01/18	4.000%	1,000,000	1,144,750
09/01/21	4.250%	1,815,000	2,039,298
Total			40,756,356
PORT DISTRICT 0.3%
Port of Morrow Refunding Revenue Bonds Series 2007
06/01/25	5.000%	1,000,000	922,720
Port of St. Helen’s
Revenue Bonds
Series 1999
08/01/14	5.600%	200,000	200,228
08/01/19	5.750%	425,000	425,060
Total			1,548,008
SALES OR USE TAX 5.0%
Oregon Department of Transportation
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	7,440,909
Series 2009A
11/15/27	4.750%	7,000,000	7,617,820
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-1 (AGM)(a)
07/01/26	4.950%	2,940,000	3,005,915

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SALES OR USE TAX (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(a)
10/01/25	5.000%	$4,410,000	$4,488,542
Total			22,553,186
SCHOOL 21.4%
Central Oregon Community College District Unlimited General Obligation Bonds Series 2010
06/15/24	4.750%	2,580,000	2,947,831
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	4,737,391
Clackamas & Washington Counties School District No. 3(b)
Unlimited General Obligation Bonds
Series 2003A (NPFGC/FGIC)
06/15/17	0.000%	4,000,000	3,558,040
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	110,000	112,702
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,132,864
Clackamas County School District No. 115 Unlimited General Obligation Bonds Series 2006A (NPFGC)(b)
06/15/25	0.000%	2,250,000	1,245,015
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,878,960
06/15/26	5.000%	3,000,000	3,331,650
Columbia County School District No. 502 Unlimited General Obligation Bonds Series 1999 (NPFGC/FGIC)(b)
06/01/14	0.000%	1,025,000	993,604
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District
Series 2009
06/15/23	5.000%	1,000,000	1,146,280
06/15/24	5.000%	1,165,000	1,320,609
06/15/25	5.000%	1,275,000	1,430,040
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC/FGIC)(b)
06/15/22	0.000%	2,335,000	1,627,962

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL (CONTINUED)
Deschutes County Administrative School District No. 1 Bend-La Pine Unlimited General Obligation Bonds Series 2007 (NPFGC/FGIC)
06/15/20	4.500%	$5,000,000	$5,603,200
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,602,405
06/15/28	4.625%	1,660,000	1,762,339
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,244,500
06/15/21	5.500%	1,410,000	1,760,977
Jefferson County School District No. 509J Unlimited General Obligation Bonds Series 2002 (NPFGC/FGIC)
06/15/18	5.250%	1,075,000	1,100,456
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC/FGIC)
12/15/15	5.000%	1,000,000	1,151,950
12/15/16	5.000%	1,000,000	1,177,150
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,510,795
06/15/18	4.250%	2,000,000	2,302,960
Lane County School District No. 19 Springfield
Unlimited General Obligation Refunding Bonds
Series 1997 (NPFGC/FGIC)
10/15/12	6.000%	1,740,000	1,819,431
10/15/14	6.000%	1,310,000	1,477,615
Lane County School District No. 4J Eugene
Unlimited General Obligation Refunding Bonds
Series 2002
07/01/12	5.000%	1,000,000	1,027,860
07/01/13	5.250%	1,000,000	1,076,440
Linn Benton Community College District Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)(b)
06/15/13	0.000%	1,000,000	981,000
Linn County Community School District No. 9 Lebanon Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC/FGIC)
06/15/15	5.250%	305,000	325,334
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	5,386,072
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	4,247,936

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL (CONTINUED)
06/15/16	5.000%	$2,500,000	$2,913,625
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,593,239
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	1,029,937
06/15/21	5.000%	6,575,000	8,009,402
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin(b)
Limited General Obligation Bonds
Series 2000
06/15/18	0.000%	2,700,000	2,238,084
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,763,544
Washington County School District No. 1 West Union
Unlimited General Obligation Refunding Bonds
Series 1998
11/01/13	5.000%	1,100,000	1,195,612
Washington County School District No. 1 West Union(b)
Unlimited General Obligation Bonds
Capital Appreciation-Hillsboro
Series 2006 (NPFGC)
06/15/25	0.000%	4,065,000	2,228,026
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/21	5.500%	1,000,000	1,238,400
Total			97,231,237
SPECIAL DISTRICT - ASSESSMENT 1.7%
City of Portland
Revenue Bonds
Series 2003A (AMBAC)
06/15/18	5.000%	3,070,000	3,227,522
06/15/20	5.000%	2,000,000	2,091,720
Redmond Urban Renewal Agency
Tax Allocation Bonds
Downtown Urban Renewal Area
Series 1999B
06/01/13	5.650%	380,000	381,094
06/01/19	5.850%	785,000	786,452
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001
02/15/21	5.625%	1,100,000	1,101,265
Total			7,588,053

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - SPECIAL TAX —%
Hood River Urban Renewal Agency Refunding Tax Allocation Bonds Series 1996
12/15/11	6.250%	$190,000	$190,166
SPECIAL DISTRICT - TAX ALLOCATION 2.5%
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown
Series 2011
06/15/18	5.000%	3,095,000	3,501,776
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,844,460
Tax Allocation Bonds
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,663,506
06/15/26	5.000%	1,440,000	1,532,578
Total			11,542,320
SPECIAL DISTRICT - TAX INCREMENT 0.8%
City of Portland
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,633,262
06/15/27	5.000%	1,370,000	1,404,455
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001
02/15/16	5.375%	700,000	701,323
Total			3,739,040
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 1.9%
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	609,957
City of Portland Limited Tax General Obligation Bonds Series 2001B(b)
06/01/18	0.000%	4,000,000	3,412,880
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,545,480
Total			8,568,317

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE 1.6%
State of Oregon
Unlimited General Obligation Refunding Bonds
Series 2002A
10/15/15	5.250%	$1,735,000	$1,805,892
State Board of Higher Education
Series 2004D
08/01/24	5.000%	3,620,000	3,813,308
State of Oregon(b)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	934,815
State Higher Board of Education
Series 1996A
08/01/14	0.000%	490,000	476,123
Total			7,030,138
WATER & SEWER 4.8%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	4,485,000	4,683,416
City of Myrtle Point Water Revenue Bonds Series 2000
12/01/20	6.000%	510,000	510,770
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A
06/15/17	5.000%	1,500,000	1,782,825
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	5,330,000	6,302,192
Revenue Bonds
Series 2004B
10/01/13	5.000%	730,000	791,364
City of Woodburn Refunding Revenue Bonds Series 2011A
06/15/21	5.000%	4,620,000	5,353,610
Washington County Clean Water Services Refunding Revenue Bonds Senior Lien Series 2004 (NPFGC)
10/01/13	5.000%	2,310,000	2,502,400
Total			21,926,577
Total Municipal Bonds (Cost: $410,507,953)			$435,078,678

	Shares	Value

Money Market Funds 2.1%
Dreyfus Tax-Exempt Cash Management Fund, 0.010%(f)	9,508,645	$9,508,645
Total Money Market Funds (Cost: $9,508,645)		$9,508,645

Total Investments
(Cost: $420,016,598)(g)	$444,587,323(h)
Other Assets & Liabilities, Net	9,106,227
Total Net Assets	$453,693,550

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At November 30, 2011, the value of these securities amounted to $23,468,953 or 5.17% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $2,770,000, representing 0.61% of net assets.  Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Oregon State Facilities Authority
Revenue Bonds
Goodwill Industries Lane County
Series 1998A
6.650% 11/15/22	06-17-98	$2,770,000

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $2,770,000 or 0.61% of net assets.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $ 420,016,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,599,000
Unrealized Depreciation	(1,028,000)
Net Unrealized Appreciation	$24,571,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$435,078,678	$—	$435,078,678
Total Bonds	—	435,078,678	—	435,078,678

Other
Money Market Funds	9,508,645	—	—	9,508,645
Total Other	9,508,645	—	—	9,508,645
Total	$9,508,645	$435,078,678	$—	$444,587,323

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.7%
Tenneco, Inc.(a)(b)	271,800	$7,871,328

Diversified Consumer Services 0.6%
Sotheby’s(a)	196,055	6,158,088

Hotels, Restaurants & Leisure 2.1%
BJ’s Restaurants, Inc.(a)(b)	207,710	9,986,697
Domino’s Pizza, Inc.(a)(b)	413,700	13,627,278
Total		23,613,975

Household Durables 1.3%
Tempur-Pedic International, Inc.(a)(b)	269,122	14,696,752

Internet & Catalog Retail 0.4%
Shutterfly, Inc.(a)(b)	158,730	4,298,408

Leisure Equipment & Products 1.0%
Polaris Industries, Inc.(a)	180,410	10,842,641

Media 0.9%
Cinemark Holdings, Inc.	434,022	8,502,491
Entercom Communications Corp.(b)	211,800	1,177,608
Total		9,680,099

Multiline Retail 0.5%
Gordmans Stores, Inc.(a)(b)	467,937	6,012,991

Specialty Retail 2.8%
Body Central Corp.(a)(b)	394,447	8,433,277
Pier 1 Imports, Inc.(a)(b)	919,375	12,494,306
Rent-A-Center, Inc.(a)	178,500	6,417,075
Vitamin Shoppe, Inc.(a)(b)	107,915	3,972,351
Total		31,317,009

Textiles, Apparel & Luxury Goods 2.4%
CROCS, Inc.(a)(b)	491,930	7,629,834
Deckers Outdoor Corp.(b)	129,255	14,081,686
G-III Apparel Group Ltd.(a)(b)	299,900	5,527,157
Total		27,238,677
TOTAL CONSUMER DISCRETIONARY		141,729,968

CONSUMER STAPLES 2.3%
Personal Products 2.3%
Elizabeth Arden, Inc.(a)(b)	414,111	15,653,396

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A(a)	210,800	$10,063,592
Total		25,716,988
TOTAL CONSUMER STAPLES		25,716,988

ENERGY 10.8%
Energy Equipment & Services 4.4%
Complete Production Services, Inc.(b)	586,635	20,455,962
Dril-Quip, Inc.(a)(b)	91,145	6,483,144
ION Geophysical Corp.(a)(b)	326,600	1,897,546
Key Energy Services, Inc.(a)(b)	693,500	10,471,850
Patterson-UTI Energy, Inc.	291,700	6,131,534
Superior Energy Services, Inc.(b)	119,550	3,551,831
Total		48,991,867
Oil, Gas & Consumable Fuels 6.4%
Carrizo Oil & Gas, Inc.(a)(b)	258,400	7,354,064
Energy XXI Bermuda Ltd.(a)(b)(c)	729,207	22,926,268
Oasis Petroleum, Inc.(a)(b)	232,195	7,074,982
Resolute Energy Corp.(a)(b)	688,770	9,332,833
Rosetta Resources, Inc.(a)(b)	201,500	10,949,510
Western Refining, Inc.(a)(b)	343,700	4,086,593
World Fuel Services Corp.(a)	215,765	9,249,845
Total		70,974,095
TOTAL ENERGY		119,965,962

FINANCIALS 8.8%
Capital Markets 0.7%
Financial Engines, Inc.(a)(b)	330,500	7,261,085

Commercial Banks 2.3%
Center Financial Corp.(b)	793,980	5,851,633
Glacier Bancorp, Inc.(a)	494,000	5,932,940
Signature Bank(a)(b)	241,250	14,096,237
Total		25,880,810
Consumer Finance 1.9%
DFC Global Corp.(a)(b)	573,449	10,408,099
Ezcorp, Inc., Class A(b)	198,317	5,769,042
First Cash Financial Services, Inc.(a)(b)	136,500	4,954,950
Total		21,132,091

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 3.9%

DiamondRock Hospitality Co.(a)	673,900	$5,916,842
Home Properties, Inc.(a)	248,800	13,676,536
Omega Healthcare Investors, Inc.(a)	391,400	7,017,802
Sabra Health Care REIT, Inc.(a)	573,709	6,081,316
Summit Hotel Properties, Inc.(a)	654,041	5,507,025
Tanger Factory Outlet Centers(a)	205,600	5,828,760
Total		44,028,281
TOTAL FINANCIALS		98,302,267

HEALTH CARE 21.1%
Biotechnology 5.2%

Alkermes PLC(a)(b)(c)	650,600	9,947,674
Amarin Corp. PLC, ADR(a)(b)(c)	936,500	6,536,770
Ardea Biosciences, Inc.(a)(b)	258,513	4,829,023
Ariad Pharmaceuticals, Inc.(a)(b)	621,900	7,518,771
Exact Sciences Corp.(b)	503,000	4,270,470
Idenix Pharmaceuticals, Inc.(b)	503,607	3,827,413
Ironwood Pharmaceuticals, Inc.(a)(b)	354,355	4,277,065
Momenta Pharmaceuticals, Inc.(b)	409,195	6,154,292
Onyx Pharmaceuticals, Inc.(a)(b)	122,659	5,409,262
Rigel Pharmaceuticals, Inc.(a)(b)	659,000	5,021,580
Total		57,792,320
Health Care Equipment & Supplies 5.4%

Align Technology, Inc.(a)(b)	715,824	17,537,688
ICU Medical, Inc.(a)(b)	135,595	5,967,536
Insulet Corp.(a)(b)	566,689	10,529,081
Masimo Corp.(a)	697,324	14,406,714
NuVasive, Inc.(b)	331,260	4,571,388
Volcano Corp.(b)	306,000	7,549,020
Total		60,561,427
Health Care Providers & Services 5.2%

Brookdale Senior Living, Inc.(b)	597,890	9,297,190
Catalyst Health Solutions, Inc.(a)(b)	236,806	12,318,648
HMS Holdings Corp.(a)(b)	688,213	20,873,500
IPC The Hospitalist Co., Inc.(a)(b)	332,500	15,328,250
Total		57,817,588
Health Care Technology 1.4%

athenahealth, Inc.(b)	104,300	6,195,420
Omnicell, Inc.(a)(b)	619,638	10,013,350
Total		16,208,770
Life Sciences Tools & Services 0.5%
ICON PLC, ADR(b)(c)	322,789	5,490,641

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 3.4%
Endocyte, Inc.(a)(b)	322,871	$3,322,342
Impax Laboratories, Inc.(a)(b)	815,190	16,417,927
MAP Pharmaceuticals, Inc.(a)(b)	320,005	4,400,069
Salix Pharmaceuticals Ltd.(a)(b)	313,970	13,858,636
Total		37,998,974
TOTAL HEALTH CARE		235,869,720

INDUSTRIALS 17.4%
Aerospace & Defense 1.8%
Hexcel Corp.(a)(b)	562,400	14,015,008
LMI Aerospace, Inc.(b)	383,019	6,358,115
Total		20,373,123
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(b)	157,251	6,643,855

Commercial Services & Supplies 1.6%

Portfolio Recovery Associates, Inc.(a)(b)	124,900	8,664,313
Tetra Tech, Inc.(a)(b)	413,505	9,258,377
Total		17,922,690

Construction & Engineering 1.5%

Great Lakes Dredge & Dock Corp.	786,755	4,759,868
MasTec, Inc.(a)(b)	407,600	6,525,676
Sterling Construction Co., Inc.(a)(b)	406,173	5,162,459
Total		16,448,003
Electrical Equipment 0.8%
Regal-Beloit Corp.(a)	171,242	9,017,604

Machinery 4.5%
Chart Industries, Inc.(a)(b)	67,900	4,132,394
Lindsay Corp.	166,225	9,390,050
Robbins & Myers, Inc.(a)	236,750	12,595,100
Tennant Co.(a)	227,929	9,568,459
Trinity Industries, Inc.(a)	217,015	6,202,289
Woodward, Inc.(a)	181,600	7,688,944
Total		49,577,236
Professional Services 3.8%

Acacia Research/Technologies(b)	307,800	10,717,596
Advisory Board Co. (The)(a)(b)	165,147	11,953,340
Corporate Executive Board Co. (The)(a)	246,300	9,652,497

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)

CoStar Group, Inc.(a)(b)	150,740	$10,030,239
Total		42,353,672
Road & Rail 2.2%
Genesee & Wyoming, Inc., Class A(a)(b)	188,690	11,523,298
Knight Transportation, Inc.(a)	372,700	5,575,592
Roadrunner Transportation Systems, Inc.(a)(b)	501,309	7,148,667
Total		24,247,557
Trading Companies & Distributors 0.6%
TAL International Group, Inc.(a)	269,082	7,082,238
TOTAL INDUSTRIALS		193,665,978

INFORMATION TECHNOLOGY 21.0%
Communications Equipment 1.2%
Netgear, Inc.(a)(b)	349,300	13,269,907

Computers & Peripherals 0.4%
Fusion-io, Inc.(b)	136,000	4,554,640

Electronic Equipment, Instruments & Components 1.1%
DTS, Inc.(a)(b)	160,480	4,620,219
Universal Display Corp.(b)	196,100	7,640,056
Total		12,260,275
Internet Software & Services 3.7%
Ancestry.com, Inc.(b)	350,300	8,305,613
LogMeIn, Inc.(a)(b)	253,685	10,910,992
RightNow Technologies, Inc.(b)	285,900	12,270,828
Vocus, Inc.(a)(b)	172,453	3,659,453
WebMD Health Corp.(b)	178,900	6,479,758
Total		41,626,644
IT Services 3.0%
Jack Henry & Associates, Inc.(a)	392,200	13,024,962
ServiceSource International, Inc.(b)	815,574	10,879,757
Wright Express Corp.(a)(b)	177,619	9,321,445
Total		33,226,164
Semiconductors & Semiconductor Equipment 4.4%
Cirrus Logic, Inc.(b)	301,600	4,913,064
Entegris, Inc.(b)	754,901	6,363,815
Mellanox Technologies Ltd.(b)(c)	146,521	5,129,700
Mindspeed Technologies, Inc.(a)(b)	492,525	2,536,504
Nanometrics, Inc.(a)(b)	476,900	7,854,543

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)(b)	417,000	$9,674,400
Volterra Semiconductor Corp.(a)(b)	489,415	11,990,668
Total		48,462,694
Software 7.2%
ACI Worldwide, Inc.(a)(b)	185,800	5,588,864
Ariba, Inc.(a)(b)	247,200	7,502,520
Aspen Technology, Inc.(b)	785,400	14,019,390
BroadSoft, Inc.(b)	102,638	3,600,541
CommVault Systems, Inc.(b)	251,900	12,501,797
RealPage, Inc.(a)(b)	459,838	11,509,745
SuccessFactors, Inc.(a)(b)	217,614	5,570,918
Synchronoss Technologies, Inc.(a)(b)	311,222	9,302,426
TIBCO Software, Inc.(b)	388,475	10,644,215
Total		80,240,416
TOTAL INFORMATION TECHNOLOGY		233,640,740

MATERIALS 1.5%
Chemicals 1.1%
Solutia, Inc.(b)	738,235	11,752,701

Metals & Mining 0.4%
Globe Specialty Metals, Inc.(a)	337,200	5,034,396
TOTAL MATERIALS		16,787,097

UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.(a)	186,200	6,487,208
TOTAL UTILITIES		6,487,208
Total Common Stocks (Cost: $926,508,509)		$1,072,165,928

Warrants —%

ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(b)(d)	128,560	$119,068
TOTAL ENERGY		119,068
Total Warrants (Cost: $110,576)		$119,068

		Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.155%(e)(f)		43,740,402	$43,740,402
Total Money Market Funds (Cost: $43,740,402)			$43,740,402

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.7%
Asset-Backed Commercial Paper 5.2%
Alpine Securitization
12/14/11	0.210%	1,999,592	$1,999,592
12/16/11	0.170%	4,999,575	4,999,575
Amsterdam Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444
Argento Variable Funding Company LLC
12/01/11	0.220%	4,999,970	4,999,970
Atlantis One
12/21/11	0.220%	4,999,083	4,999,083
Cancara Asset Securitisation LLC
12/05/11	0.270%	4,998,800	4,998,800
01/03/12	0.320%	1,999,378	1,999,378
Gemini Securitization Corporation (FKA Twin Towers)
12/07/11	0.300%	4,998,750	4,998,750
Grampian Funding LLC
12/19/11	0.270%	5,998,740	5,998,740
Liberty Street Fund Corporation
12/01/11	0.080%	4,999,989	4,999,989
Regency Markets No. 1 LLC
12/19/11	0.240%	9,997,933	9,997,933
Rheingold Securitization
12/12/11	0.600%	2,998,350	2,998,350
Total			57,988,604

Certificates of Deposit 9.2%
Bank of Nova Scotia
05/03/12	0.375%	8,000,000	8,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Commerzbank AG
12/07/11	0.300%	9,999,417	9,999,417
Credit Suisse
02/24/12	0.500%	6,000,000	6,000,000
Deutsche Bank AG
12/21/11	0.360%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
12/08/11	0.290%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Landeskreditbank Baden-Wuerttemberg - Foerderbank
12/09/11	0.380%	$6,000,000	$6,000,000
National Australia Bank
04/30/12	0.410%	6,000,000	6,000,000
National Bank of Canada
05/08/12	0.397%	8,000,000	8,000,000
Nordea Bank AB
12/09/11	0.310%	4,000,000	4,000,000
01/13/12	0.350%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	6,990,281	6,990,281
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
12/12/11	0.280%	10,000,000	10,000,000
Total			101,987,779

Commercial Paper 4.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Macquarie Bank Ltd.
12/29/11	0.471%	9,987,858	9,987,858
Suncorp Metway Ltd.
12/07/11	0.350%	4,996,986	4,996,986
01/18/12	0.450%	4,996,062	4,996,062
Svenska Handelsbank
12/20/11	0.325%	4,995,983	4,995,983
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
04/20/12	0.531%	5,983,835	5,983,835
Total			53,903,843

Other Short-Term Obligations 1.0%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	8,000,000	8,000,000
02/16/12	0.650%	3,000,000	3,000,000
Total			11,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements 4.5%
	Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(g)
	0.150%	$5,000,000	$5,000,000
	Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136(g)
	0.140%	5,000,000	5,000,000
	Goldman Sachs & Co.(g)
	dated 11/29/11, matures 12/06/11,
	repurchase price $10,000,217
	0.130%	10,000,000	10,000,000
	repurchase price $5,000,108
	0.130%	5,000,000	5,000,000
	Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(g)
	0.180%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements (continued)
	Natixis Financial Products, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,025(g)
	0.090%	$10,000,000	$10,000,000
	Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $3,000,015(g)
	0.180%	3,000,000	3,000,000
	Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $99,600(g)
	0.110%	99,600	99,600
	UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $7,480,653(g)
	0.140%	7,480,624	7,480,624
Total			50,580,224
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $275,460,450)			$275,460,450
	Total Investments
	(Cost: $1,245,819,937)(h)		$1,391,485,848(i)
	Other Assets & Liabilities, Net		(276,134,020)
Net Assets			$1,115,351,828

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $50,031,053 or 4.49% of net assets.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $119,068, representing 0.01% of net assets.  Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Magnum Hunter Resources Corp.
Warrants	03-07-11 - 06-29-11	$110,576

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$25,109,566	$136,018,130	$(117,387,294)	$—	$43,740,402	$11,072	$43,740,402

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$15,971
Fannie Mae Pool	2,062,923
Fannie Mae Whole Loan	8,597
FHLMC Structured Pass Through Securities	53,906
Freddie Mac Gold Pool	227,061
Freddie Mac Non Gold Pool	175,710
Freddie Mac REMICS	320,150
Ginnie Mae I Pool	1,523,968
Government National Mortgage Association	711,714
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Federal Home Loan Banks	$1,414,530
Federal Home Loan Mortgage Corp	40,086
Federal National Mortgage Association	1,789,991
Ginnie Mae II Pool	53,776
Residual Funding Corp Principal Strip	1,370,482
Resolution Funding Corp Interest Strip	2,966,100
United States Treasury Note/Bond	2,565,061
Total Market Value of Collateral Securities	$10,200,026

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$362,513
Fannie Mae REMICS	525,848
Fannie Mae Whole Loan	1,924
Fannie Mae-Aces	3,549
Freddie Mac Gold Pool	682,516
Freddie Mac Non Gold Pool	132,849
Freddie Mac Reference REMIC	16,084
Freddie Mac REMICS	494,506
Ginnie Mae I Pool	434,553
Ginnie Mae II Pool	173,007
Government National Mortgage Association	123,353
United States Treasury Note/Bond	109,298
Total Market Value of Collateral Securities	$3,060,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$12,503
United States Treasury Note/Bond	76,738
United States Treasury Strip Principal	12,351
Total Market Value of Collateral Securities	$101,592

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$159,977
Ginnie Mae II Pool	7,470,259
Total Market Value of Collateral Securities	$7,630,236

(h)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $1,245,820,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$201,203,000
Unrealized Depreciation	(55,537,000)
Net Unrealized Appreciation	$145,666,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$141,729,968	$—	$—	$141,729,968
Consumer Staples	25,716,988	—	—	25,716,988
Energy	119,965,962	—	—	119,965,962
Financials	98,302,267	—	—	98,302,267
Health Care	235,869,720	—	—	235,869,720
Industrials	193,665,978	—	—	193,665,978
Information Technology	233,640,740	—	—	233,640,740
Materials	16,787,097	—	—	16,787,097
Utilities	6,487,208	—	—	6,487,208
Warrants
Energy	—	119,068	—	119,068
Total Equity Securities	1,072,165,928	119,068	—	1,072,284,996

Other
Money Market Funds	43,740,402	—	—	43,740,402
Investments of Cash Collateral Received for Securities on Loan	—	275,460,450	—	275,460,450
Total Other	43,740,402	275,460,450	—	319,200,852
Total	$1,115,906,330	$275,579,518	$—	$1,391,485,848

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Investor Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 11.6%
Auto Components 1.5%
Goodyear Tire & Rubber Co. (The)(a)	615,969	$8,617,407
Nokian Renkaat OYJ(b)	99,067	3,281,520
Total		11,898,927
Automobiles 0.3%
General Motors Co.(a)	125,673	2,675,578

Diversified Consumer Services 0.4%
New Oriental Education & Technology Group, ADR(a)(b)	140,589	3,548,466

Hotels, Restaurants & Leisure 1.0%
7 Days Group Holdings Ltd., ADR(a)(b)(c)	115,887	1,608,512
Carnival Corp.(b)	100,607	3,340,152
Las Vegas Sands Corp.(a)	69,451	3,244,056
Total		8,192,720
Internet & Catalog Retail 1.2%
Amazon.com, Inc.(a)	38,562	7,415,087
priceline.com, Inc.(a)	5,558	2,700,577
Total		10,115,664
Media 3.0%
Comcast Corp., Class A	468,696	10,625,338
DISH Network Corp., Class A	90,529	2,224,298
News Corp., Class A	396,368	6,912,658
Viacom, Inc., Class B	100,744	4,509,301
Total		24,271,595
Multiline Retail 1.6%
Kohl’s Corp.	82,993	4,465,023
Target Corp.	155,983	8,220,304
Total		12,685,327
Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	68,380	3,276,086
Collective Brands, Inc.(a)(c)	304,863	4,252,839
GameStop Corp., Class A(a)(c)	120,649	2,789,405
Home Depot, Inc. (The)	201,228	7,892,162
Total		18,210,492
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.(a)	62,376	1,536,321
Trinity Ltd.(b)	1,134,000	829,729
Total		2,366,050
TOTAL CONSUMER DISCRETIONARY		93,964,819

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 10.9%
Beverages 1.9%
Carlsberg A/S, Class B(b)	36,141	$2,653,407
PepsiCo, Inc.	199,996	12,799,744
Total		15,453,151
Food & Staples Retailing 3.9%
Casey’s General Stores, Inc.(c)	125,839	6,717,286
CVS Caremark Corp.	264,999	10,292,561
Kroger Co. (The)	106,474	2,468,067
Raia Drogasil SA(b)	659,000	4,591,700
Wal-Mart Stores, Inc.	131,893	7,768,498
Total		31,838,112
Food Products 2.8%
Archer-Daniels-Midland Co.	149,089	4,490,561
Kellogg Co.	75,973	3,734,833
Kraft Foods, Inc., Class A	250,461	9,054,165
Unilever NV(b)	148,002	5,048,348
Total		22,327,907
Household Products 2.1%
Energizer Holdings, Inc.(a)	78,741	5,691,399
Procter & Gamble Co. (The)	172,942	11,166,865
Total		16,858,264
Tobacco 0.2%
PT Gudang Garam Tbk(b)	277,000	2,026,450
TOTAL CONSUMER STAPLES		88,503,884

ENERGY 12.4%
Energy Equipment & Services 3.2%
Cameron International Corp.(a)	116,523	6,291,077
National Oilwell Varco, Inc.	124,958	8,959,489
Schlumberger Ltd.(b)	146,441	11,031,400
Total		26,281,966
Oil, Gas & Consumable Fuels 9.2%
Apache Corp.	82,672	8,220,904
Cimarex Energy Co.(c)	74,763	5,015,102
Continental Resources, Inc.(a)(c)	59,516	4,201,234
Denbury Resources, Inc.(a)	385,994	6,523,299
Exxon Mobil Corp.	336,125	27,037,895
Gazprom OAO, ADR(b)	364,993	4,206,544
Hess Corp.	76,302	4,594,907
Lukoil OAO, ADR(b)	140,686	7,944,538
Occidental Petroleum Corp.	23,666	2,340,567

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	102,833	$4,034,139
Total		74,119,129
TOTAL ENERGY		100,401,095

FINANCIALS 13.7%
Capital Markets 1.3%
Invesco Ltd.(b)(c)	256,541	5,194,955
Morgan Stanley	331,480	4,902,589
Total		10,097,544
Commercial Banks 3.4%
Fifth Third Bancorp	248,177	3,000,460
First Republic Bank(a)	160,842	4,564,696
HDFC Bank Ltd., ADR(b)	129,233	3,574,585
Itaú Unibanco Holding SA, ADR(b)	266,178	4,737,968
Wells Fargo & Co.	439,414	11,363,246
Total		27,240,955
Consumer Finance 0.7%
SLM Corp.	406,884	5,240,666

Diversified Financial Services 3.1%
Citigroup, Inc.	262,343	7,209,185
IntercontinentalExchange, Inc.(a)	36,724	4,470,045
JPMorgan Chase & Co.	307,676	9,528,726
MSCI, Inc., Class A(a)	121,349	4,095,529
Total		25,303,485
Insurance 3.2%
ACE Ltd.(b)	127,799	8,885,864
Marsh & McLennan Companies, Inc.	131,987	3,984,688
Principal Financial Group, Inc.	222,462	5,368,008
Progressive Corp. (The)	419,130	7,904,792
Total		26,143,352
Real Estate Investment Trusts (REITs) 2.0%
Digital Realty Trust, Inc.(c)	104,278	6,621,653
Ventas, Inc.	95,524	5,039,846
Weyerhaeuser Co.	275,984	4,633,772
Total		16,295,271
TOTAL FINANCIALS		110,321,273

HEALTH CARE 12.1%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.(a)	33,456	2,297,089
Alkermes PLC(a)(b)(c)	149,567	2,286,879

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Celgene Corp.(a)	121,608	$7,671,033
Total		12,255,001
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	93,040	4,806,446
Covidien PLC(b)	102,302	4,659,856
Insulet Corp.(a)(c)	131,388	2,441,189
St. Jude Medical, Inc.	100,866	3,877,289
Total		15,784,780
Health Care Providers & Services 2.7%
Amil Participacoes SA(b)	338,700	3,146,603
Cardinal Health, Inc.	73,864	3,136,266
CIGNA Corp.	63,744	2,819,397
Express Scripts, Inc.(a)	148,863	6,795,596
Humana, Inc.	64,437	5,714,273
Total		21,612,135
Life Sciences Tools & Services 0.7%
Covance, Inc.(a)	47,958	2,201,752
Thermo Fisher Scientific, Inc.(a)	71,972	3,400,677
Total		5,602,429
Pharmaceuticals 5.2%
Allergan, Inc.	48,115	4,028,188
Johnson & Johnson	108,255	7,006,264
Merck & Co., Inc.	379,400	13,563,550
Pfizer, Inc.	641,806	12,881,046
Teva Pharmaceutical Industries Ltd., ADR(b)	120,077	4,756,250
Total		42,235,298
TOTAL HEALTH CARE		97,489,643

INDUSTRIALS 9.8%
Aerospace & Defense 2.4%
BE Aerospace, Inc.(a)	118,120	4,600,774
Honeywell International, Inc.(c)	121,910	6,601,426
Saab AB, Class B(b)	102,049	1,827,445
United Technologies Corp.	79,741	6,108,161
Total		19,137,806
Construction & Engineering 0.6%
EMCOR Group, Inc.	74,965	1,921,353
KBR, Inc.	96,434	2,786,942
Total		4,708,295
Industrial Conglomerates 2.1%
Danaher Corp.	87,104	4,214,092

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates (continued)
Siemens AG, ADR(b)	53,570	$5,432,534
Tyco International Ltd.(b)	155,615	7,463,295
Total		17,109,921
Machinery 3.2%
Caterpillar, Inc.	63,092	6,175,445
Cummins, Inc.	40,122	3,864,952
Dover Corp.	60,095	3,303,422
Parker Hannifin Corp.	44,130	3,653,081
SPX Corp.	45,562	2,888,631
Tennant Co.(c)	86,307	3,623,168
Trinity Industries, Inc.	82,387	2,354,621
Total		25,863,320
Professional Services 0.8%
Dun & Bradstreet Corp. (The)	29,363	2,051,593
Nielsen Holdings NV(a)(b)	164,382	4,775,297
Total		6,826,890
Road & Rail 0.7%
Union Pacific Corp.	52,051	5,382,594
TOTAL INDUSTRIALS		79,028,826

INFORMATION TECHNOLOGY 18.3%
Communications Equipment 1.8%
Cisco Systems, Inc.	136,805	2,550,045
Juniper Networks, Inc.(a)	123,515	2,805,026
QUALCOMM, Inc.	168,364	9,226,347
Total		14,581,418
Computers & Peripherals 3.9%
Apple, Inc.(a)	66,774	25,521,023
EMC Corp.(a)	264,254	6,080,484
Total		31,601,507
Internet Software & Services 3.7%
Baidu, Inc., ADR(a)(b)	26,959	3,531,360
eBay, Inc.(a)	195,541	5,786,058
Google, Inc., Class A(a)	30,708	18,406,068
LogMeIn, Inc.(a)(c)	51,677	2,222,628
Total		29,946,114
IT Services 3.1%
Fiserv, Inc.(a)	40,759	2,350,164
International Business Machines Corp.	66,618	12,524,184
Mastercard, Inc., Class A	11,513	4,312,194

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	54,962	$5,329,665
Total		24,516,207
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	65,290	2,276,009
Avago Technologies Ltd.(b)	92,245	2,759,970
Broadcom Corp., Class A(a)	75,648	2,295,539
Intel Corp.	298,717	7,441,041
Skyworks Solutions, Inc.(a)	150,969	2,462,304
Total		17,234,863
Software 3.7%
CA, Inc.	98,391	2,085,889
Electronic Arts, Inc.(a)	161,361	3,741,962
Microsoft Corp.	333,105	8,520,826
Oracle Corp.	351,710	11,026,108
Rovi Corp.(a)	83,365	2,313,379
TIBCO Software, Inc.(a)	82,250	2,253,650
Total		29,941,814
TOTAL INFORMATION TECHNOLOGY		147,821,923

MATERIALS 3.8%
Chemicals 2.0%
Ferro Corp.(a)(c)	440,843	2,561,298
LyondellBasell Industries NV, Class A(b)(c)	100,911	3,296,762
Monsanto Co.	120,724	8,867,178
Solutia, Inc.(a)	85,216	1,356,639
Total		16,081,877
Construction Materials 0.9%
PT Indocement Tunggal Prakarsa Tbk(b)	4,017,000	6,824,864

Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	77,952	3,086,899
Vale SA, ADR(b)	188,116	4,373,697
Total		7,460,596
TOTAL MATERIALS		30,367,337

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	371,287	10,759,898
Verizon Communications, Inc.	83,140	3,136,872
Total		13,896,770

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 1.3%
American Tower Corp., Class A(a)	92,073	$5,432,307
Millicom International Cellular SA, SDR(b)	18,061	1,962,499
Philippine Long Distance Telephone Co., ADR(b)	52,290	2,886,408
Total		10,281,214
TOTAL TELECOMMUNICATION SERVICES		24,177,984

UTILITIES 3.6%
Electric Utilities 1.9%
Edison International	104,584	4,111,197
Exelon Corp.(c)	135,576	6,007,372
NextEra Energy, Inc.	97,968	5,431,346
Total		15,549,915
Independent Power Producers & Energy Traders 0.5%
AES Corp. (The)(a)	310,040	3,745,283

Multi-Utilities 1.2%
PG&E Corp.	161,430	6,269,941
Public Service Enterprise Group, Inc.	119,327	3,930,632
Total		10,200,573
TOTAL UTILITIES		29,495,771
Total Common Stocks (Cost: $681,836,136)		$801,572,555

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	4,876,341	$4,876,341
Total Money Market Funds (Cost: $4,876,341)		$4,876,341

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.8%
Certificates of Deposit 0.1%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	$499,520	$499,520
Total			499,520

Repurchase Agreements 4.7%
Natixis Financial Products, Inc. dated 11/30/2011, matures 12/01/2011, repurchase price $15,000,038(f)
	0.090%	15,000,000	15,000,000
Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price $5,000,024(f)
	0.170%	5,000,000	5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $1,000,005(f)
	0.180%	1,000,000	1,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,042(f)
	0.150%	10,000,000	10,000,000
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $6,877,665(f)
	0.140%	6,877,638	6,877,638
Total			37,877,638
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,377,158)			$38,377,158

Total Investments
(Cost: $725,089,635)(g)			$844,826,054(h)
Other Assets & Liabilities, Net			(36,936,061)
Net Assets			$807,889,993

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Scotland	Dec. 1, 2011	1,038,484	176,214	$—	$(3,586)
		(NOK)	(USD)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $132,487,857 or 16.40% of net assets.
(c)	At November 30, 2011, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,423,053	$49,265,130	$(54,811,842)	$—	$4,876,341	$3,289	$4,876,341

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Federal Home Loan Banks	$2,121,795
Federal Home Loan Mortgage Corp	60,128
Federal National Mortgage Association	2,684,986
Ginnie Mae II Pool	80,664
Residual Funding Corp Principal Strip	2,055,724
Resolution Funding Corp Interest Strip	4,449,150
United States Treasury Note/Bond	3,847,592
Total Market Value of Collateral Securities	$15,300,039

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$122,707
Ginnie Mae II Pool	4,977,293
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$120,838
Fannie Mae REMICS	175,283
Fannie Mae Whole Loan	641
Fannie Mae-Aces	1,183
Freddie Mac Gold Pool	227,505
Freddie Mac Non Gold Pool	44,283
Freddie Mac Reference REMIC	5,361
Freddie Mac REMICS	164,835
Ginnie Mae I Pool	144,851
Ginnie Mae II Pool	57,669
Government National Mortgage Association	41,118
United States Treasury Note/Bond	36,433
Total Market Value of Collateral Securities	$1,020,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$10,200,024
Total Market Value of Collateral Securities	$10,200,024

UBS Securities LLC (0.140%)

Security Description	Value

Freddie Mac REMICS	$147,082
Ginnie Mae II Pool	6,868,109
Total Market Value of Collateral Securities	$7,015,191

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $725,090,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$149,231,000
Unrealized Depreciation	(29,495,000)
Net Unrealized Appreciation	$119,736,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend
NOK	Norwegian Krone
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$89,853,570	$4,111,249	$—	$93,964,819
Consumer Staples	83,824,027	4,679,857	—	88,503,884
Energy	100,401,095	—	—	100,401,095
Financials	110,321,273	—	—	110,321,273
Health Care	97,489,643	—	—	97,489,643
Industrials	77,201,381	1,827,445	—	79,028,826
Information Technology	147,821,923	—	—	147,821,923
Materials	23,542,473	6,824,864	—	30,367,337
Telecommunication Services	22,215,485	1,962,499	—	24,177,984
Utilities	29,495,771	—	—	29,495,771

Total Equity Securities	782,166,641	19,405,914	—	801,572,555

Other
Money Market Funds	4,876,341	—	—	4,876,341
Investments of Cash Collateral Received for Securities on Loan	—	38,377,158	—	38,377,158

Total Other	4,876,341	38,377,158	—	43,253,499

Investments in Securities	787,042,982	57,783,072	—	844,826,054
Derivatives(c)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,586)	—	(3,586)
Total	$787,042,982	$57,779,486	$—	$844,822,468

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Technology Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.8%
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.7%
Gentex Corp.(a)	48,390	$1,426,537
Internet & Catalog Retail 6.8%
Amazon.com, Inc.(b)	54,460	10,472,114
priceline.com, Inc.(b)	4,280	2,079,609
Shutterfly, Inc.(a)(b)	45,390	1,229,161
Total		13,780,884
Media 0.6%
CBS Corp., Class B Non Voting	43,900	1,143,156
TOTAL CONSUMER DISCRETIONARY		16,350,577
HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.5%
Masimo Corp.(a)	49,290	1,018,332
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.(b)	47,050	1,764,375
TOTAL HEALTH CARE		2,782,707
INDUSTRIALS 2.1%
Professional Services 2.1%
Acacia Research/Technologies(b)	31,880	1,110,062
CoStar Group, Inc.(a)(b)	11,110	739,259
Nielsen Holdings NV(b)(c)	81,460	2,366,413
Total		4,215,734
TOTAL INDUSTRIALS		4,215,734
INFORMATION TECHNOLOGY 82.2%
Communications Equipment 6.0%
Aruba Networks, Inc.(a)(b)	44,440	937,684
F5 Networks, Inc.(b)	42,140	4,763,084
Netgear, Inc.(a)(b)	44,220	1,679,918
Nokia OYJ, ADR(a)(c)	432,630	2,504,928
QUALCOMM, Inc.	37,880	2,075,824
Total		11,961,438
Computers & Peripherals 14.3%
Apple, Inc.(b)	46,710	17,852,562
EMC Corp.(b)	201,850	4,644,568
Fusion-io, Inc.	31,440	1,052,926
SanDisk Corp.(b)	84,500	4,166,695

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
Western Digital Corp.(b)	34,460	$1,001,752
Total		28,718,503
Electronic Equipment, Instruments & Components 3.8%
AU Optronics Corp., ADR(c)	309,490	1,491,742
Corning, Inc.	195,010	2,587,782
TDK Corp.(c)	37,100	1,895,710
Trimble Navigation Ltd.(b)	24,850	1,070,538
Universal Display Corp.(a)(b)	12,180	474,533
Total		7,520,305
Internet Software & Services 11.4%
Ancestry.com, Inc.(a)(b)	62,150	1,473,577
Baidu, Inc., ADR(b)(c)	27,890	3,653,311
eBay, Inc.(b)	91,210	2,698,904
Google, Inc., Class A(b)	3,670	2,199,761
Netease.com, ADR(b)(c)	103,800	4,680,342
Rackspace Hosting, Inc.(a)(b)	97,200	4,216,536
SINA Corp.(b)(c)	60,840	4,020,307
Total		22,942,738
IT Services 6.8%
Accenture PLC, Class A(c)	54,260	3,143,282
Cognizant Technology Solutions Corp., Class A(b)	34,550	2,326,943
Fiserv, Inc.(b)	38,490	2,219,333
ServiceSource International, Inc.(a)(b)	107,022	1,427,674
Teradata Corp.(b)	85,080	4,613,888
Total		13,731,120
Semiconductors & Semiconductor Equipment 16.7%
Advanced Micro Devices, Inc.(b)	182,440	1,038,084
Altera Corp.	83,490	3,145,068
ASML Holding NV, NY Registered Shares(c)	65,330	2,582,495
Avago Technologies Ltd.(c)	184,900	5,532,208
Broadcom Corp., Class A(b)	36,730	1,114,572
Intel Corp.	62,320	1,552,391
Lam Research Corp.(b)	89,930	3,666,446
Linear Technology Corp.(a)	68,680	2,103,668
Marvell Technology Group Ltd.(b)(c)	109,000	1,539,080
Microchip Technology, Inc.(a)	77,760	2,714,602
Novellus Systems, Inc.(b)	59,450	2,058,159
ON Semiconductor Corp.(b)	548,200	4,127,946
Samsung Electronics Co., Ltd., GDR(c)	5,320	2,443,289
Total		33,618,008

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 23.2%
Application Software 7.1%
ANSYS, Inc.(b)	32,560	$2,017,743
BroadSoft, Inc.(a)(b)	29,533	1,036,018
Citrix Systems, Inc.(b)	26,920	1,921,819
Informatica Corp.(b)	20,930	940,908
Intuit, Inc.	43,600	2,321,264
RealPage, Inc.(a)(b)	47,264	1,183,018
Salesforce.com, Inc.(b)	17,680	2,093,665
TIBCO Software, Inc.(b)	98,552	2,700,325
Total		14,214,760
Home Entertainment Software 6.0%
Electronic Arts, Inc.(b)	522,400	12,114,456
Systems Software 10.1%
Ariba, Inc.(a)(b)	37,910	1,150,568
Check Point Software Technologies Ltd.(a)(b)(c)	130,593	7,227,017
CommVault Systems, Inc.(b)	32,060	1,591,138
Red Hat, Inc.(b)	56,410	2,825,013
Rovi Corp.(b)	134,590	3,734,872
Symantec Corp.(b)	68,330	1,117,196
VMware, Inc., Class A(b)	25,940	2,507,879
Total		20,153,683
TOTAL SOFTWARE		46,482,899
TOTAL INFORMATION TECHNOLOGY		164,975,011
Total Common Stocks (Cost: $178,162,586)		$188,324,029

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%
Check Point Software Technologies Ltd.
	1,300	55.00	01/21/2012	312,000
Total Options Purchased Puts (Cost: $260,195)				$312,000

	Shares	Value

Money Market Funds 5.7%
Columbia Short-Term Cash Fund, 0.155%(d)(e)	11,428,045	$11,428,045
Total Money Market Funds (Cost: $11,428,045)		$11,428,045

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.5%
	Repurchase Agreements 8.5%
	Citigroup Global Markets, Inc.(f)
	dated 11/30/11, matures 12/01/11,
	repurchase price $3,000,008
	0.090%	3,000,000	$3,000,000
	repurchase price $5,000,013
	0.090%	5,000,000	5,000,000
	Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price $4,000,019(f)
	0.170%	4,000,000	4,000,000
	Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $1,500,008(f)
	0.180%	1,500,000	1,500,000
	UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $3,543,884(f)
	0.140%	3,543,870	3,543,870
Total			17,043,870
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $17,043,870)			$17,043,870
	Total Investments
	(Cost: $206,894,696)(g)		$217,107,944(h)
	Other Assets & Liabilities, Net		(16,291,825)
	Net Assets		$200,816,119

Notes to Portfolio of Investments

(a)	At November 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $43,080,124 or 21.45% of net assets.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$11,783,957	$55,422,793	$(55,778,705)	$—	$11,428,045	$2,293	$11,428,045

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,344,970
Freddie Mac REMICS	1,715,030
Total Market Value of Collateral Securities	$3,060,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$98,166
Ginnie Mae II Pool	3,981,834
Total Market Value of Collateral Securities	$4,080,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$181,257
Fannie Mae REMICS	262,924
Fannie Mae Whole Loan	962
Fannie Mae-Aces	1,775
Freddie Mac Gold Pool	341,258
Freddie Mac Non Gold Pool	66,424
Freddie Mac Reference REMIC	8,041
Freddie Mac REMICS	247,253
Ginnie Mae I Pool	217,277
Ginnie Mae II Pool	86,504
Government National Mortgage Association	61,676
United States Treasury Note/Bond	54,649
Total Market Value of Collateral Securities	$1,530,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$75,787
Ginnie Mae II Pool	3,538,960
Total Market Value of Collateral Securities	$3,614,747

(g)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $206,895,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,870,000
Unrealized Depreciation	(8,657,000)
Net Unrealized Appreciation	$10,213,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$16,350,577	$—	$—	$16,350,577
Health Care	2,782,707	—	—	2,782,707
Industrials	4,215,734	—	—	4,215,734
Information Technology	160,636,012	4,338,999	—	164,975,011
Total Equity Securities	183,985,030	4,338,999	—	188,324,029

Other
Options Purchased Puts	312,000	—	—	312,000
Money Market Funds	11,428,045	—	—	11,428,045
Investments of Cash Collateral Received for Securities on Loan	—	17,043,870	—	17,043,870
Total Other	11,740,045	17,043,870	—	28,783,915
Total	$195,725,075	$21,382,869	$—	$217,107,944

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 20, 2012